                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                   [ ]

     Post-Effective Amendment No. 40                               [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     File No. 811-4165

     Amendment No. 42                                              [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: February 1, 2005

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on February 1, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

Investor Class

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

February 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

Dear Investor,

American Century  Investments is committed to helping you achieve your financial goals.  That's why we focus on achieving superior results and building long-term relationships  with our  investors.  We  believe an  important  first step is to provide you with an easy-to-read prospectus.

In the  prospectus,  you will find the  information  you need to make  confident decisions about your investments. For example, you can find a fund's objectives, performance  history,  fees and much more.  Additionally,  this  information is useful when comparing funds.

We realize you may have questions after reading this  prospectus.  If so, please contact our  Investor  Relations  Representatives  at  1-800-345-2021.  They are
available  weekdays  from 7 a.m. to 7 p.m. and  Saturdays  from 9 a.m. to 2 p.m.
Central  time. If you prefer,  you can visit our Web site,  americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Services Corporation.

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek the highest return  consistent with  investment in U.S.  Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest  primarily in zero-coupon  U.S.  Treasury  securities and their equivalents.  Each fund invests in different maturities of these DEBT SECURITIES and has different interest rate risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;  it should not be used to compare these funds with other mutual  funds.  A more  detailed  description  about the funds'
investment strategies and risks begins on page XX.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

                FUND           PRIMARY INVESTMENTS          PRINCIPAL RISKS

SHORTER TERM    Target 2005    Zero-coupon                  Lowest interest rate risk
LESS VOLATILE                  U.S. Treasury securities*

                Target 2010    Zero-coupon                  Medium interest rate risk
                               U.S. Treasury securities*

                Target 2015    Zero-coupon                  High interest rate risk
                               U.S. Treasury securities*

                Target 2020    Zero-coupon                  High interest rate risk
                               U.S. Treasury securities*

                Target 2025    Zero-coupon                  High interest rate risk
                               U.S. Treasury securities*

LONGER TERM     Target 2030    Zero-coupon                  Highest interest rate risk
MORE VOLATILE                  U.S. Treasury securities*

                 *INCLUDING ZERO-COUPON U.S. TREASURY  EQUIVALENTS.

Each fund will be liquidated near the end of its target maturity year.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

Annual Total Returns (2004 information not available until after 12/31/2004)

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years or for each full calendar year in the life of the class if less than 10 years. They indicate the volatility of the funds' historical  returns from year to year.  Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those shown.

TARGET 2005 FUND -- INVESTOR CLASS

2004            x.xx%
2003            2.11%
2002           10.14%
2001            8.53%
2000           13.26%
1999           -5.80%
1998           12.87%
1997           11.63%
1996           -1.24%
1995           32.65%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                               HIGHEST                         LOWEST

Target 2005                    12.46% (2Q 1995)                -7.30% (1Q 1994)
--------------------------------------------------------------------------------

TARGET 2010 FUND - INVESTOR CLASS

2004          x.xx%
2003          3.21%
2002         18.29%
2001          4.28%
2000         22.57%
1999        -11.79%
1998         15.07%
1997         16.75%
1996         -3.54%
1995         42.09%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                               HIGHEST                         LOWEST

Target 2010                    15.87% (2Q 1995)                -9.97% (1Q 1996)
--------------------------------------------------------------------------------

TARGET 2015 FUND -- INVESTOR CLASS

2004           x.xx%
2003           3.93%
2002          21.24%
2001           0.63%
2000          26.63%
1999         -14.57%
1998          14.60%
1997          22.92%
1996          -6.03%
1995          52.72%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                               HIGHEST                         LOWEST

Target 2015                    18.27% (2Q 1995)                -13.82% (1Q 1996)
--------------------------------------------------------------------------------

TARGET 2020 FUND -- INVESTOR CLASS

2004           x.xx%
2003           3.48%
2002          21.45%
2001          -1.51%
2000          30.67%
1999         -18.35%
1998          16.49%
1997          28.62%
1996          -8.42%
1995          61.34%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                               HIGHEST                         LOWEST

Target 2020                    21.44% (2Q 1995)                -16.61% (1Q 1996)
--------------------------------------------------------------------------------

TARGET 2025 FUND -- INVESTOR CLASS

2004           x.xx%
2003           2.03%
2002          20.48%
2001          -2.69%
2000          32.63%
1999         -20.70%
1998          21.81%
1997          30.11%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                               HIGHEST                         LOWEST

Target 2025                    20.36% (3Q 2002)                -10.19% (1Q 1997)
--------------------------------------------------------------------------------

TARGET 2030 FUND -- INVESTOR CLASS

2004          x.xx%
2003          1.39%
2002         23.24%

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                               HIGHEST                         LOWEST

Target 2030                    23.60% (3Q 2002)                -5.87% (3Q 2003)
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following  tables  show the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The  benchmarks are unmanaged  indices  (except as noted) that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS  (INFORMATION AVAILABLE AFTER 12/31/2004)

FOR THE CALENDAR YEAR ENDED                                             LIFE OF
 DECEMBER 31, 2004                         1 YEAR   5 YEARS   10 YEARS  CLASS(1)
--------------------------------------------------------------------------------
Target 2005

Return Before Taxes                         xx%       xx%       xx%       N/A

Return After Taxes on Distributions         xx%       xx%       xx%       N/A

Return After Taxes on Distributions         xx%       xx%       xx%       N/A
 and Sale of Fund Shares

11/15/2005 STRIPS Issue(2)                  xx%       xx%       xx%       N/A
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury             xx%       xx%       xx%       N/A
 Total Return Index
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
Target 2010

Return Before Taxes                         xx%       xx%       xx%       N/A

Return After Taxes on Distributions         xx%       xx%       xx%       N/A

Return After Taxes on Distributions         xx%       xx%       xx%       N/A
 and Sale of Fund Shares

11/15/2010 STRIPS Issue(2)                  xx%       xx%       xx%       N/A
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury             xx%       xx%       xx%       N/A
 Total Return Index
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE  INCEPTION  DATES FOR THE  INVESTOR  CLASS ARE:  TARGET 2005 AND TARGET
     2010: MARCH 25, 1985. ONLY CLASSES WITH  PERFORMANCE  HISTORY FOR LESS THAN
     10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A  ZERO-COUPON  U.S.  TREASURY
     SECURITY  WITH THE SAME TERM TO  MATURITY  AS THE FUND.  THE STRIPS  ISSUES
     LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH MATURITY
     DATES SIMILAR TO THE  RESPECTIVE  FUND.  THE STRIPS ISSUES ARE NOT INDICES,
     BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE MARCH 31, 1985,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED                                              LIFE OF
 DECEMBER 31, 2004                          1 YEAR   5 YEARS   10 YEARS  CLASS(1)
--------------------------------------------------------------------------------
Target 2015

Return Before Taxes                           xx%        xx%       xx%       N/A

Return After Taxes on Distributions           xx%        xx%       xx%       N/A

Return After Taxes on Distributions           xx%        xx%       xx%       N/A
   and Sale of Fund Shares

11/15/2015 STRIPS Issue(2)                    xx%        xx%       xx%       N/A
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury               xx%        xx%       xx%       N/A
 Total Return Index
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
Target 2020

Return Before Taxes                           xx%        xx%       xx%       N/A

Return After Taxes on Distributions           xx%        xx%       xx%       N/A

Return After Taxes on Distributions           xx%        xx%       xx%       N/A
 and Sale of Fund Shares

11/15/2020 STRIPS Issue(2)                    xx%        xx%       xx%       N/A
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury               xx%       xx%       xx%        N/A
 Total Return Index
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
Target 2025

Return Before Taxes                           xx%        xx%       N/A       xx%

Return After Taxes on Distributions           xx%        xx%       N/A       xx%

Return After Taxes on Distributions           xx%        xx%       N/A       xx%
 and Sale of Fund Shares

11/15/2025 STRIPS Issue(2)                    xx%        xx%       N/A       xx%(4)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury               xx%        xx%       N/A       xx%(4)
 Total Return Index
  (reflects no deduction for fees,
   expenses or taxes)

--------------------------------------------------------------------------------
Target 2030

Return Before Taxes                           xx%        N/A       N/A       xx%

Return After Taxes on Distributions           xx%        N/A       N/A       xx%

Return After Taxes on Distributions           xx%        N/A       N/A       xx%
 and Sale of Fund Shares

05/15/2030 STRIPS Issue(2)                    xx%        N/A       N/A       xx%(5)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury               xx%       N/A       N/A        xx%(5)
 Total Return Index
  (reflects no deduction for fees,
   expenses or taxes)

(1)  THE INCEPTION DATES FOR THE INVESTOR CLASS ARE:  TARGET 2015:  SEPTEMBER 1,
     1986; TARGET 2020:  DECEMBER 29, 1989; TARGET 2025:  FEBRUARY 15, 1996; AND
     TARGET 2030: JUNE 1, 2001. ONLY CLASSES WITH  PERFORMANCE  HISTORY FOR LESS
     THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A  ZERO-COUPON  U.S.  TREASURY
     SECURITY  WITH THE SAME TERM TO  MATURITY  AS THE FUND.  THE STRIPS  ISSUES
     LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH MATURITY
     DATES SIMILAR TO THE  RESPECTIVE  FUND.  THE STRIPS ISSUES ARE NOT INDICES,
     BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE AUGUST 31, 1986, THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE  FEBRUARY 29, 1996,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(5)  SINCE MAY 31,  2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at .americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)

   Maximum Account Maintenance Fee                              $25(1)
--------------------------------------------------------------------------------
(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                    FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES

-------------------------------------------------------------------------------------
Target 2005

   Investor Class    0.58%           None               0.00%        0.58%

-------------------------------------------------------------------------------------
Target 2010

   Investor Class   0.58%            None               0.00%        0.58%

-------------------------------------------------------------------------------------
Target 2015

   Investor Class   0.58%            None               0.00%        0.58%

-------------------------------------------------------------------------------------
Target 2020

   Investor Class   0.58%            None               0.00%        0.58%

-------------------------------------------------------------------------------------
Target 2025

   Investor Class   0.58%            None               0.00%        0.58%

-------------------------------------------------------------------------------------
Target 2030

   Investor Class   0.58%            None               0.00%        0.58%
-------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY  DECREASE AS FUND  ASSETS  INCREASE  AND  INCREASE AS FUND ASSETS
     DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Target 2005

   Investor Class          $59           $186           $323           $724

--------------------------------------------------------------------------------
Target 2010

   Investor Class          $59           $186           $323           $724

--------------------------------------------------------------------------------
Target 2015

   Investor Class          $59           $186           $323           $724

--------------------------------------------------------------------------------
Target 2020

   Investor Class          $59           $186           $323           $724

--------------------------------------------------------------------------------
Target 2025

   Investor Class          $59           $186           $323           $724

--------------------------------------------------------------------------------
Target 2030

   Investor Class          $59           $186           $323           $724
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek the highest return  consistent with  investment in U.S.  Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests  primarily in zero-coupon U.S.  Treasury  securities and their equivalents,  and may  invest up to 20% of its assets in  AAA-rated  zero-coupon
U.S. government agency securities.  Not all of these U.S. government  securities are backed by the full faith and credit of the U.S.  government as to payment of interest and repayment of principal.  Some are backed by the right of the issuer to borrow  from the U.S.  Treasury.  Others are backed only by the credit of the agency  or  instrumentality.  The  fund  may  invest  in  securities,  including mortgage-backed securities,  issued or guaranteed by U.S. government agencies or
instrumentalities,   including  the  Government  National  Mortgage  Association
("Ginnie Mae"), the Federal National  Mortgage  Association  ("Fannie Mae"), the
Federal Home Loan Mortgage  Corporation  ("Freddie  Mac"), the Federal Home Loan
Bank ("FHLB"),  and the Tennessee Valley Authority ("TVA"). These securities may include  participation  interests in pools of mortgage  loans  originated by the
U.S. government or private lenders and guaranteed by U.S. government agencies or instrumentalities  such as Ginnie Mae,  Fannie Mae,  Freddie Mac.  Guarantees by
Ginnie  Mae are  backed  by the full  faith and  credit of the U.S.  government.
Guarantees by other agencies or instrumentalities  of the U.S. government,  such as Fannie Mae,  Freddie  Mac,  FHLB and TVA are not backed by the full faith and credit of the U.S.  government,  although Fannie Mae,  Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

Each fund is designed to provide an investment  experience  that is similar to a direct investment in a zero-coupon U.S. Treasury security.

A  description  of the  funds'  policies  and  procedures  with  respect  to the disclosure  of the  funds'  portfolio  securities  is  available  in the  funds'
statement of additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year  identified  in its name;  therefore, each fund's weighted average  maturity is different.  Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest  weighted average  maturity,  and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON SECURITIES?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep  discount to their face value and all of the  interest  and principal is paid when the securities  mature.  Some zero-coupon  securities are created by  separating  the  interest and  principal  payment  obligations  of a traditional  coupon-bearing  bond.  Each payment  obligation  becomes a separate zero-coupon  security.  Zero-coupon  U.S.  Treasury and U.S.  government  agency securities are created by financial  institutions (such as broker-dealers),  the
U.S.  Treasury and other agencies of the federal  government.  The U.S. Treasury and  other  agencies  of the  federal  government  may  also  issue  zero-coupon securities directly.

Zero-coupon U.S. Treasury securities  (Treasury zeros) are created by separating a Treasury  bond's  interest and principal  payment  obligations.  The important characteristic  of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon  U.S.  government  agency  securities  (agency zeros) operate in all respects like  Treasury  zeros,  except that they are created by separating  the interest and principal payment obligations of bonds issued by the agency. Unlike
Treasury  zeros,  payment of the final  maturity  value is the obligation of the issuing  agency.  If the agency zeros are  ultimately  backed by  securities  or payment  obligations  of the U.S.  Treasury and are generally  considered by the market to be of comparable  credit quality,  the manager considers them Treasury zero  equivalents.  Otherwise,  the manager will limit  purchases of such agency zeros to those that receive the highest  rating (AAA) by an  independent  rating organization and will further limit such investments to 20% of a fund's assets.

Zero-coupon  securities  are  beneficial  for investors who wish to invest for a fixed  period  of  time  at a  selected  rate.  When  an  investor  purchases  a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere.  However, the investor may not be able to reinvest  this interest  payment in an investment  that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN  INVESTMENT  IN THE  FUNDS  LIKE AN  INVESTMENT  IN  ZERO-COUPON  U.S.
TREASURY SECURITIES?

The  investment  performance  of the  funds  is  designed  to be  similar  to an investment in zero-coupon  U.S.  Treasury  securities.  If you invest in a fund, reinvest all  distributions  and hold your shares until the fund is  liquidated, your  investment  experience  should be  similar to that of an  investment  in a zero-coupon U.S.  Treasury  security with the same term to maturity as the fund.
Each fund is  managed  to  provide  an  investment  return  that will not differ substantially  from the ANTICIPATED  GROWTH RATE (AGR) calculated on the day the shares were purchased.  Each fund also is managed to provide maturity value that will not differ  substantially  from the  ANTICIPATED  VALUE AT  MATURITY  (AVM)
calculated on the day the shares were purchased.

               A FUND'S ANTICIPATED GROWTH RATE IS AN ESTIMATE OF THE ANNUALIZED
          RATE OF  GROWTH  OF THE FUND  THAT AN  INVESTOR  MAY  EXPECT  FROM THE
          PURCHASE DATE TO THE FUND'S WEIGHTED AVERAGE MATURITY DATE.

               THE ANTICIPATED  VALUE AT MATURITY IS AN ESTIMATE OF A FUND'S NET
          ASSET VALUE AS OF THE FUND'S  WEIGHTED  AVERAGE  MATURITY  DATE. IT IS
          BASED ON THE MATURITY  VALUES OF THE ZERO-COUPON  TREASURY  SECURITIES
          HELD BY THE FUND.

The advisor  calculates  each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and  composition  of securities  held by each fund remain constant for the life of the fund.  While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges.  The following  table shows how each fund's AVM for the Investor Class has fluctuated in the last five years.

ANTICIPATED VALUES AT MATURITY

                 9/30/2000    9/30/2001    9/30/2002    9/30/2003    9/30/2004

Target 2005       $101.94      $101.32      $101.25      $101.04      $101.20

Target 2010       $105.14      $104.90      $105.04      $105.22      $105.59

Target 2015       $113.36      $113.56      $112.26      $112.88      $113.35

Target 2020       $108.05      $108.24      $107.26      $107.48      $108.07

Target 2025       $113.99      $116.77      $117.07      $117.43      $118.37

Target 2030       N/A          $105.87      $103.58      $105.70      $105.52

               THIS TABLE IS  DESIGNED  TO SHOW THE NARROW  RANGES IN WHICH EACH
          FUND'S AVMS VARY OVER TIME. THERE IS NO GUARANTEE THAT THE FUNDS' AVMS
          WILL FLUCTUATE AS LITTLE IN THE FUTURE.

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

o    The fund managers may begin buying  traditional  coupon-bearing  securities consistent with a fund's investment objective and strategy.

o    As a fund's zero-coupon securities mature, the proceeds from the retirement of these  securities may be invested in zeros,  traditional  coupon-bearing debt securities and cash equivalent securities.

o    Each fund will be liquidated near the end of its maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different  weighted  average  maturities,  each fund will respond  differently to changes in interest  rates.  Funds with longer  weighted average  maturities are generally more sensitive to interest rate changes.  When interest rates rise, the funds' share values will decline,  but the share values of funds with longer weighted average maturities generally will decline further.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

While we recommend that  shareholders  hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem  shares.  When a fund's  shareholders  redeem their shares  before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment  policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S.  Treasury security that matures in the year identified in the fund's name.  However,  an investment in the funds  involves  different  risks.  A precise  forecast of a fund's final maturity value and yield to maturity is not possible.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  weighted  average  maturity.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                            AMOUNT OF         PERCENT OF   REMAINING    WEIGHTED
                            SECURITY OWNED    PORTFOLIO    MATURITY     MATURITY

Debt Security A               $100,000            25%       4 years       1 year

Debt Security B               $300,000            75%      12 years      9 years

Weighted Average Maturity                                               10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE    PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                   $100.00             $99.06                   -0.94%

3 years                  $100.00             $97.38                   -2.62%

10 years                 $100.00             $93.20                   -6.80%

30 years                 $100.00             $88.69                  -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments, the more senior series of debt is first in line for payment.

Credit  quality  may be lower when the issuer has any of the  following:  a high debt level, a short operating history, a difficult,  competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings usually mean lower interest rate payments,  so the managers often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Strictly  speaking,  U.S.  Treasury  securities are not "rated."  However,  U.S.
Treasury  securities  are  backed  by the full  faith and  credit of the  United
States,  and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore,  considered to be equivalent to a AAA rating.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The  following  chart  depicts the basic risks of investing in the funds.  It is designed to help you compare  these funds with each other;  it shouldn't be used to compare these funds with other mutual funds.

                INTEREST RATE RISK       CREDIT RISK(1)     LIQUIDITY RISK(2)

Target 2005          Lowest                   Low                Low

Target 2010          Medium                   Low                Low

Target 2015          High                     Low                Low

Target 2020          High                     Low                Low

Target 2025          High                     Low                Low

Target 2030          Highest                  Low                Low

(1)  BECAUSE  THE  FUNDS ALL  INVEST  PRIMARILY  IN  ZERO-COUPON  U.S.  TREASURY
     SECURITIES  AND THEIR  EQUIVALENTS,  THERE IS NO DIFFERENCE IN CREDIT RISK.
     U.S. TREASURY  SECURITIES ARE CONSIDERED AMONG THE SAFEST SECURITIES IN THE
     WORLD  BECAUSE  THEY ARE  BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED
     STATES.

(2)  THE TREASURY MARKET IS CONSIDERED THE MOST LIQUID IN THE WORLD.

The funds  engage in a variety of  investment  techniques  as they pursue  their investment  objectives.  Each technique has its own characteristics and may pose some  level of risk to the funds.  If you would  like to learn more about  these techniques,  please review the statement of additional information before making an investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provided  to the funds,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  funds  (the  "Category  Fee")  and (ii) the  assets  of all funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated  daily and paid  monthly in  arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be  paid by the  fund's  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED SEPTEMBER 30, 2004                  INVESTOR CLASS

Target 2005                                                       0.58%

Target 2010                                                       0.58%

Target 2015                                                       0.58%

Target 2020                                                       0.58%

Target 2025                                                       0.58%

Target 2030                                                       0.58%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage the  funds.  The team meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  fund's  investment objectives and strategy.

The funds are managed by the Taxable  Bond team,  whose  members are  identified below.

G. DAVID MACEWEN

Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American  Century  Taxable Bond team. He has been a member of the team since  July 2001.  He joined  American  Century in May 1991 as a  Municipal
Portfolio  Manager.  He  has  a  bachelor's  degree  in  economics  from  Boston
University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  1986.  He joined  American  Century  in 1983 as a  Fixed-Income
Analyst and was promoted to Portfolio Manger in August 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.

JEREMY FLETCHER

Mr.  Fletcher,  Vice President and Portfolio  Manager,  has been a member of the team since  August  1997.  He joined  American  Century  in  October  1991 as an
Investor  Relations  Representative.  He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  joining  American  Century in  October  2003.  Prior to joining
American  Century,  he was an Investment  Officer with CalPERS from July 2002 to
September  2003 and Director of Portfolio  Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's  degree in economics  from the  University of
Michigan. He is a CFA charterholder.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team since September 1997. He joined American  Century as a Senior  Corporate  Credit
Analyst in July 1996 and was promoted to Portfolio  Manager in November 2001. He has a B.S. in business  administration  (finance  concentration) from California
Polytechnic  State  University  - San  Luis  Obispo.  He is a  Certified  Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston,  Vice President and Senior Portfolio Manager,  has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November  1990 and was promoted to Portfolio  Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University.  He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team since May 1998. He joined American  Century in 1988. He has a bachelor's  degree in  mathematics/statistics  and an MBA  from  the  University  of  California  -
Berkeley.

JAMES E. PLATZ

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team since joining  American  Century in October 2003. Prior to joining American
Century, he was a Vice President and Senior Portfolio Manager at Standish Mellon
Asset Management from July 1995 to September 2003. He has bachelor's  degrees in economics and history from the University of California - Berkeley and an MBA in finance from the University of Southern California. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio  Manager,  has been a member of the team since  February  1996.  He  joined  American  Century  in  February  1996  as an
Investment  Analyst and was promoted to Portfolio  Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

Code of Ethics

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Trustees  and/or the  advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
 ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
 BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR RELATIONS

1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS

1-800-345-3533

AUTOMATED INFORMATION LINE

1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
 BY WIRE
--------------------------------------------------------------------------------

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
 BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200
Fax

816-340-7962

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
 AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
 IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA) and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

               PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
          UGMA/UTMA  ACCOUNTS,  PERSONAL  TRUSTS,  COVERDELL  EDUCATION  SAVINGS
          ACCOUNTS, IRAS (INCLUDING TRADITIONAL,  ROTH, ROLLOVER,  SEP-, SARSEP-
          AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.  IF YOU HAVE
          ONLY BUSINESS,  BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR AMERICAN
          CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
          BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other  transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.  You may incur tax  liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  board of  trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of one hour before the close of regular trading  (usually 4 p.m. Eastern time) on the New York  Stock  Exchange  (NYSE) on each day the NYSE is open.  On days when the NYSE is closed (including certain U.S. national  holidays),  we do not calculate  the NAV. A fund's NAV is the current value of the fund's  assets, minus any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means a fund will not be subject to state or federal  income tax on amounts distributed. The distributions generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment  securities.  Each fund generally pays distributions from net income and capital  gains,  if any,  once a year in December.  The funds may make more frequent distributions,  if necessary, to comply with Internal Revenue
Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

REVERSE SHARE SPLITS

When a fund pays its  distributions,  the board also  declares  a reverse  share
split  for  that  fund  that  exactly  offsets  the  per-share   amount  of  the
distribution.  If you reinvest  your  dividends,  this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation  that  specifies the last day investors can open a new account,  the last day the fund will accept new investments from existing  investors,  and the liquidation  date of the fund.  During the fund's target maturity year, you will be asked how you want to  receive  the  proceeds  from the  liquidation  of your shares. You can choose one of the following

o    cash

o    shares of another American Century mutual fund

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income unless they are  designated as QUALIFIED  DIVIDEND  INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                    TAX RATE FOR 10% AND     TAX RATE FOR
TYPE OF DISTRIBUTION                15% BRACKETS             ALL OTHER BRACKETS

Short-term capital gains            Ordinary Income          Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income       5%                       15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you  did  not own the  shares  when  the  gains  occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers three classes of the funds:  Investor  Class,  Advisor
Class and C Class.  The shares  offered by this  prospectus  are Investor  Class shares,  which have no up-front or deferred charges,  commissions or 12b-1 fees.
Target 2030 is the only fund offering C Class shares.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements  from the class offered by this  prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the
other   classes  of  shares  not  offered  by  this   prospectus,   call  us  at
1-800-345-3533.  You  also  can  contact  a sales  representative  or  financial intermediary who offers those classes of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  and (d) each class may have different exchange privileges.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    reverse share split

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm.  Their Report of  Independent
Registered Public  Accounting Firm and the financial  statements are included in the funds' Annual Report, which is available upon request.

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $99.07         $96.34         $88.67         $77.09         $72.55
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.65           3.69           4.20           4.24           4.09
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (3.21)         (0.96)          3.47           7.34           0.45
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.44           2.73           7.67           11.58          4.54
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (4.03)         (3.92)         (4.07)         (4.71)         (3.89)
---------------------------
  From Net Realized Gains        (1.96)           --             --             --           (1.56)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.99)         (3.92)         (4.07)         (4.71)         (5.45)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.99           3.92           4.07           4.71           5.45
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $99.51         $99.07         $96.34         $88.67         $77.09
====================================================================================================
  TOTAL RETURN(2)                 0.44%          2.83%          8.65%         15.02%          6.26%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        3.69%          3.78%          4.65%          5.12%          5.58%
---------------------------
Portfolio Turnover Rate            24%            36%            11%            49%            17%
---------------------------
Net Assets, End of Period
(in thousands)                  $316,914       $385,809       $429,624       $347,512       $274,117
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $84.49         $81.12         $70.64         $59.92         $55.10
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.65           3.45           3.55           3.39           3.32
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.44)         (0.08)          6.93           7.33           1.50
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           2.21           3.37           10.48          10.72          4.82
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.94)         (3.46)         (3.69)         (3.27)         (3.21)
---------------------------
  From Net Realized Gains        (4.52)         (2.20)         (0.66)           --             --
----------------------------------------------------------------------------------------------------
  Total Distributions            (8.46)         (5.66)         (4.35)         (3.27)         (3.21)
----------------------------------------------------------------------------------------------------
Reverse Share Split               8.46           5.66           4.35           3.27           3.21
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $86.70         $84.49         $81.12         $70.64         $59.92
====================================================================================================
  TOTAL RETURN(2)                 2.62%          4.15%         14.84%         17.89%          8.75%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.32%          4.21%          4.96%          5.15%          5.90%
---------------------------
Portfolio Turnover Rate            15%            45%            46%            60%            22%
---------------------------
Net Assets, End of Period
(in thousands)                  $215,621       $262,825       $314,951       $288,867       $231,202
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $67.58         $64.60         $55.37         $48.01         $43.04
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.35           3.09           2.95           2.75           2.58
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.17          (0.11)          6.28           4.61           2.39
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.52           2.98           9.23           7.36           4.97
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.64)         (2.84)         (3.04)         (2.81)         (2.46)
---------------------------
  From Net Realized Gains        (2.19)         (0.16)         (0.08)           --           (0.03)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.83)         (3.00)         (3.12)         (2.81)         (2.49)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.83           3.00           3.12           2.81           2.49
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $72.10         $67.58         $64.60         $55.37         $48.01
====================================================================================================
  TOTAL RETURN(2)                 6.69%          4.61%         16.65%         15.35%         11.55%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.92%          4.72%          5.28%          5.30%          5.82%
---------------------------
Portfolio Turnover Rate            12%            17%            24%            23%            26%
---------------------------
Net Assets, End of Period
(in thousands)                  $156,287       $149,266       $175,421       $145,567       $134,704
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $48.19         $46.23         $39.09         $34.79         $30.61
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        2.34           2.19           2.07           1.90           1.77
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.79          (0.23)          5.07           2.40           2.41
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.13           1.96           7.14           4.30           4.18
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (2.47)         (2.13)         (2.43)         (1.79)         (1.85)
---------------------------
  From Net Realized Gains        (2.63)         (3.37)         (4.62)         (3.19)         (3.30)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.10)         (5.50)         (7.05)         (4.98)         (5.15)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.10           5.50           7.05           4.98           5.15
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $52.32         $48.19         $46.23         $39.09         $34.79
====================================================================================================
  TOTAL RETURN(2)                 8.57%          4.24%         18.27%         12.36%         13.66%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.57%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.83%          4.68%          5.21%          5.10%          5.49%
---------------------------
Portfolio Turnover Rate            26%            45%            24%            54%            11%
---------------------------
Net Assets, End of Period
(in thousands)                  $173,662       $180,656       $210,814       $225,535       $244,203
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $39.67         $38.95         $33.25         $29.32         $26.22
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        1.90           1.79           1.70           1.62           1.54
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          2.23          (1.07)          4.00           2.31           1.56
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.13           0.72           5.70           3.93           3.10
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (2.08)         (2.06)         (2.26)         (2.00)         (1.11)
---------------------------
  From Net Realized Gains        (2.17)         (2.36)         (0.80)         (0.42)           --
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.25)         (4.42)         (3.06)         (2.42)         (1.11)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.25           4.42           3.06           2.42           1.11
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $43.80         $39.67         $38.95         $33.25         $29.32
====================================================================================================
  TOTAL RETURN(2)                10.41%          1.85%         17.14%         13.40%         11.82%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.58%          0.59%          0.59%          0.59%          0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.74%          4.64%          5.13%          5.15%          5.64%
---------------------------
Portfolio Turnover Rate            24%            22%            23%            25%            52%
---------------------------
Net Assets, End of Period
(in thousands)                   $92,440       $151,701       $217,965       $310,094       $514,663
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                INVESTOR CLASS
--------------------------------------------------------------------------------
                                2004          2003          2002         2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $29.03        $28.70        $23.95        $23.00
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(2)      1.41          1.32          1.27          0.47
---------------------------
  Net Realized and
  Unrealized Gain (Loss)        1.39         (0.99)         3.48          0.48
--------------------------------------------------------------------------------
  Total From
  Investment Operations         2.80          0.33          4.75          0.95
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (1.61)        (1.17)        (0.60)          --
---------------------------
  From Net Realized Gains      (1.37)        (0.04)        (0.08)          --
--------------------------------------------------------------------------------
  Total Distributions          (2.98)        (1.21)        (0.68)          --
--------------------------------------------------------------------------------
Reverse Share Split             2.98          1.21          0.68           --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $31.83        $29.03        $28.70        $23.95
================================================================================
  TOTAL RETURN(3)               9.65%         1.15%        19.83%         4.13%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.58%         0.59%         0.59%       0.59%(4)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.87%         4.72%         5.25%       6.04%(4)
---------------------------
Portfolio Turnover Rate          39%           95%           43%           0%
---------------------------
Net Assets, End of Period
(in thousands)                 $12,251       $14,312       $20,528       $4,856
--------------------------------------------------------------------------------

(1) June 1, 2001 (inception) through September 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov

                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Target 2005 Fund

   Investor Class             964               BTFIX             Tg2005
--------------------------------------------------------------------------------
Target 2010 Fund

   Investor Class             965               BTTNX             Tg2010
--------------------------------------------------------------------------------
Target 2015 Fund

   Investor Class             966               BTFTX             Tg2015
--------------------------------------------------------------------------------
Target 2020 Fund

   Investor Class             967               BTTTX             Tg2020
--------------------------------------------------------------------------------
Target 2025 Fund

   Investor Class             968               BTTRX             Tg2025
--------------------------------------------------------------------------------
Target 2030 Fund

   Investor Class             969               ACTAX             N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0502

SH-PRS-XXXXX

Your
American Century Investments
prospectus

Advisor Class

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

C Class

Target 2030 Fund

February 1, 2005

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century investments logo and text logo]

Dear Investor,

American  Century  Investments  is committed to helping  people make the most of their financial  opportunities.  That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments

P.O. Box 419786, Kansas City, MO 64141-6786

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Services Corporation.

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek the highest return  consistent with  investment in U.S.  Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest  primarily in zero-coupon  U.S.  Treasury  securities and their equivalents.  Each fund invests in different maturities of these DEBT SECURITIES and has different interest rate risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;  it should not be used to compare these funds with other mutual  funds.  A more  detailed  description  about the funds'
investment strategies and risks begins on page X.

               DEBT SECURITIES INCLUDE  FIXED-INCOME  INVESTMENTS SUCH AS NOTES,
          BONDS, COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

               FUND            PRIMARY INVESTMENTS           PRINCIPAL RISKS
SHORTER TERM   Target 2005     Zero-coupon                   Lowest interest rate risk
LESS VOLATILE                  U.S. Treasury securities*

               Target 2010     Zero-coupon                   Medium interest rate risk
                               U.S. Treasury securities*

               Target 2015     Zero-coupon                   High interest rate risk
                               U.S. Treasury securities*

               Target 2020     Zero-coupon                   High interest rate risk
                               U.S. Treasury securities*

               Target 2025     Zero-coupon                   High interest rate risk
                               U.S. Treasury securities*

LONGER TERM    Target 2030     Zero-coupon                   Highest interest rate risk
MORE VOLATILE                  U.S. Treasury securities*

               *INCLUDING ZERO-COUPON U.S. TREASURY EQUIVALENTS.

Each fund will be liquidated near the end of its target maturity year.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

ANNUAL TOTAL RETURNS  (2004 information not available until after 12/31/2004)

The  following  bar charts show the  performance  of Target  2005,  Target 2010,
Target 2015, Target 2020, and Target 2025 Advisor Class shares and Target 2030 C
Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds'  historical  returns from year to year. The returns of Target 2030 Advisor  Class will differ from the C Class  returns shown in the chart, depending on the expenses of that class.

TARGET 2005 FUND -- ADVISOR CLASS

2004            x.xx%
2003            1.85%
2002            9.87%
2001            8.25%
2000           13.04%
1999           -6.02%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Target 2005              6.07% (3Q 2001)                      -3.08% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2010 FUND -- ADVISOR CLASS

2004             x.xx%
2003             2.97%
2002            17.99%
2001             4.01%
2000            22.40%
1999           -12.03%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Target 2010              11.91% (3Q 2002)                     -5.49% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2015 FUND -- ADVISOR CLASS

2004             x.xx%
2003             3.67%
2002            20.93%
2001             0.38%
2000            26.32%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Target 2015              15.72% (3Q 2002)                     -4.25% (4Q 2001)
--------------------------------------------------------------------------------

TARGET 2020 FUND -- ADVISOR CLASS

2004             x.xx%
2003             3.23%
2002            21.15%
2001            -1.78%
2000            30.44%
1999           -18.52%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Target 2020              17.69% (3Q 2002)                     -8.41% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2025 FUND - ADVISOR CLASS

2004             x.xx%
2003             1.79%
2002            20.17%
2001            -2.98%
2000            32.42%
1999           -20.89%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Target 2025              20.27% (3Q 2002)                     -9.75% (1Q 1999)
--------------------------------------------------------------------------------

TARGET 2030 - C CLASS

2004            x.xx%
2003            0.62%
2002           22.48%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         HIGHEST                              LOWEST

Target 2030              23.49% (3Q 2002)                     -6.04% (3Q 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following tables show the average annual total returns of the funds' Advisor
Class and C Class shares  calculated  three different ways.  Because Target 2030
Advisor Class was not in operation for a full calendar  year, it is not included in the tables below.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The  benchmarks are unmanaged  indices  (except as noted) that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS  (INFORMATION AVAILABLE AFTER 12/31/04)

FOR THE CALENDAR YEAR ENDED                                             LIFE OF
DECEMBER 31, 2004                        1 YEAR    5 YEARS   10 YEARS   CLASS(1)
--------------------------------------------------------------------------------
Target 2005

Return Before Taxes                         xx%       xxx%      N/A      xxx%

Return After Taxes on Distributions        xxx%       xxx%      N/A      xxx%

Return After Taxes on Distributions        xxx%       xxx%      N/A      xxx%
 and Sale of Fund Shares

11/15/2005 STRIPS Issue(2)                 xxx%       xxx%      N/A      xxx%(3)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury Total      xxx%       xxx%      N/A      xxx%(3)
 Return Index (reflects no deduction
  for fees, expenses or taxes)

--------------------------------------------------------------------------------
Target 2010

Return Before Taxes                        xxx%       xxx%      N/A      xxx%

Return After Taxes on Distributions        xxx%       xxx%      N/A      xxx%

Return After Taxes on Distributions        xxx%       xxx%      N/A      xxx%
 and Sale of Fund Shares

11/15/2010 STRIPS Issue(2)                 xxx%       xxx%      N/A      xxx%(4)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury            xxx%       xxx%      N/A      xxx%(4)
 Total Return Index (reflects no
  deduction for fees, expenses or taxes)

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE: TARGET 2005:  AUGUST 3, 1998
     AND TARGET 2010;  OCTOBER 20, 1998. ONLY CLASSES WITH  PERFORMANCE  HISTORY
     FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A  ZERO-COUPON  U.S.  TREASURY
     SECURITY  WITH THE SAME TERM TO  MATURITY  AS THE FUND.  THE STRIPS  ISSUES
     LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH MATURITY
     DATES SIMILAR TO THE  RESPECTIVE  FUND.  THE STRIPS ISSUES ARE NOT INDICES,
     BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE JULY 31, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

ADVISOR CLASS

FOR THE CALENDAR YEAR ENDED                                             LIFE OF
DECEMBER 31, 2004                          1 YEAR   5 YEARS   10 YEARS  CLASS(1)
--------------------------------------------------------------------------------
Target 2015

Return Before Taxes                          xx%       N/A      N/A       xx%

Return After Taxes on Distributions          xx%       N/A      N/A       xx%

Return After Taxes on Distributions          xx%       N/A      N/A       xx%
 and Sale of Fund Shares

11/15/2015 STRIPS Issue(2)                   xx%       N/A      N/A       xx%(3)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury              xx%       N/A      N/A       xx%(3)
 Total Return Index (reflects no
  deduction for fees, expenses or taxes)

TARGET 2020

Return Before Taxes                          xx%       xx%      N/A       xx%

Return After Taxes on Distributions          xx%       xx%      N/A       xx%

Return After Taxes on Distributions          xx%       xx%      N/A       xx%
 and Sale of Fund Shares

11/15/2020 STRIPS Issue(2)                   xx%       xx%      N/A       xx%(4)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury              xx%       xx%      N/A       xx%(4)
 Total Return Index (reflects no
  deduction for fees, expenses or taxes)

--------------------------------------------------------------------------------
Target 2025

Return Before Taxes                          xx%       xx%      N/A       xx%

Return After Taxes on Distributions          xx%       xx%      N/A       xx%

Return After Taxes on Distributions          xx%       xx%      N/A       xx%
 and Sale of Fund Shares

11/15/2025 STRIPS Issue(2)                   xx%       xx%      N/A       xx%(5)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury              xx%       xx%      N/A       xx%(5)
 Total Return Index
  (reflects no deduction for fees,
   expenses or taxes)

C CLASS

FOR THE CALENDAR YEAR ENDED                                           LIFE OF
DECEMBER 31, 2004                                     1 YEAR         OF CLASS(1)

--------------------------------------------------------------------------------
Target 2030

Return Before Taxes                                      xx%            xx%

Return After Taxes on Distributions                      xx%            xx%

Return After Taxes on Distributions and                  xx%            xx%
 Sale of Fund Shares

5/15/2030 STRIPS Issue(2)                                xx%           xx(6)
 (reflects no deduction for fees,
  expenses or taxes)

Merrill Lynch 10+ Year Treasury Total Return Index       xx%          xx%(6)
 (reflects no deduction for fees,
  expenses or taxes)

(1)  THE INCEPTION  DATES FOR THE ADVISOR CLASS ARE: TARGET 2015: JULY 23, 1999;
     TARGET 2020: OCTOBER 19, 1998; AND TARGET 2025: JUNE 1, 1998. THE INCEPTION
     DATE FOR THE C CLASS IS:  TARGET 2030:  OCTOBER 8, 2001.  ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  EACH TARGET FUND IS DESIGNED TO PERFORM LIKE A  ZERO-COUPON  U.S.  TREASURY
     SECURITY  WITH THE SAME TERM TO  MATURITY  AS THE FUND.  THE STRIPS  ISSUES
     LISTED IN THIS TABLE ARE U.S. TREASURY ZERO-COUPON SECURITIES WITH MATURITY
     DATES SIMILAR TO THE  RESPECTIVE  FUND.  THE STRIPS ISSUES ARE NOT INDICES,
     BUT ARE IMPORTANT BENCHMARKS OF THE TARGET FUNDS' PERFORMANCE.

(3)  SINCE JULY 31, 1999,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(4)  SINCE OCTOBER 31, 1998, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(5)  SINCE MAY 31,  1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

(6)  SINCE  SEPTEMBER  30, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund  will  perform  in  the  future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your C Class shares after you have held them for 12 months (other than a $10 fee to redeem by wire)

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
C Class

   Maximum Deferred Sales Charge (load)
   (as a percentage of net asset value)                            1.00%(1)
--------------------------------------------------------------------------------

(1)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    MANAGEMENT  DISTRIBUTION AND      OTHER        TOTAL ANNUAL FUND
                    FEE(1)      SERVICE (12B-1) FEES  EXPENSES(2)  OPERATING EXPENSES
--------------------------------------------------------------------------------------
Target 2005

   Advisor Class    0.33%          0.50%(3)              0.00%        0.83%
--------------------------------------------------------------------------------------
Target 2010

   Advisor Class    0.33%          0.50%(3)              0.00%        0.83%
--------------------------------------------------------------------------------------
Target 2015

   Advisor Class    0.33%          0.50%(3)              0.00%        0.83%
--------------------------------------------------------------------------------------
Target 2020

   Advisor Class    0.33%          0.50%(3)              0.00%        0.83%
--------------------------------------------------------------------------------------
Target 2025

   Advisor Class    0.33%          0.50%(3)              0.00%        0.83%
--------------------------------------------------------------------------------------
Target 2030

   Advisor Class    0.33%         0.50%(3)               0.00%        0.83%

   C Class          0.58%         1.00%(4)               0.00%        1.58%

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY DECREASE AS ASSETS INCREASE AND INCREASE AS ASSETS DECREASE.

(2)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE XX.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                       1 YEAR         3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
Target 2005

   Advisor Class        $85           $264            $459             $1,022
--------------------------------------------------------------------------------
Target 2010

   Advisor Class        $85           $264            $459             $1,022
--------------------------------------------------------------------------------
Target 2015

   Advisor Class        $85           $264            $459             $1,022
--------------------------------------------------------------------------------
Target 2020

   Advisor Class        $85           $264            $459             $1,022
--------------------------------------------------------------------------------
Target 2025

   Advisor Class        $85           $264            $459             $1,022
--------------------------------------------------------------------------------
Target 2030

   Advisor Class        $85           $264            $459             $1,022

   C Class              $160          $496            $855             $1,864

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek the highest return  consistent with  investment in U.S.  Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests  primarily in zero-coupon U.S.  Treasury  securities and their equivalents,  and may  invest up to 20% of its assets in  AAA-rated  zero-coupon
U.S. government agency securities.  Not all of these U.S. government  securities are backed by the full faith and credit of the U.S.  government as to payment of interest and repayment of principal.  Some are backed by the right of the issuer to borrow  from the U.S.  Treasury.  Others are backed only by the credit of the agency  or  instrumentality.  The  fund  may  invest  in  securities,  including mortgage-backed securities,  issued or guaranteed by U.S. government agencies or
instrumentalities,   including  the  Government  National  Mortgage  Association
("Ginnie Mae"), the Federal National  Mortgage  Association  ("Fannie Mae"), the
Federal Home Loan Mortgage  Corporation  ("Freddie  Mac"), the Federal Home Loan
Bank ("FHLB"),  and the Tennessee Valley Authority ("TVA"). These securities may include  participation  interests in pools of mortgage  loans  originated by the
U.S. government or private lenders and guaranteed by U.S. government agencies or instrumentalities  such as Ginnie Mae,  Fannie Mae,  Freddie Mac.  Guarantees by
Ginnie  Mae are  backed  by the full  faith and  credit of the U.S.  government.
Guarantees by other agencies or instrumentalities  of the U.S. government,  such as Fannie Mae,  Freddie  Mac,  FHLB and TVA are not backed by the full faith and credit of the U.S.  government,  although Fannie Mae,  Freddie Mac, FHLB and TVA are authorized to borrow from the U.S. Treasury to meet their obligations.

Each fund is designed to provide an investment  experience  that is similar to a direct investment in a zero-coupon U.S. Treasury security.

A  description  of the  funds'  policies  and  procedures  with  respect  to the disclosure  of the  funds'  portfolio  securities  is  available  in the  funds'
statement of additional information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year  identified  in its name;  therefore, each fund's weighted average  maturity is different.  Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest  weighted average  maturity,  and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON SECURITIES?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep  discount to their face value and all of the  interest  and principal is paid when the securities  mature.  Some zero-coupon  securities are created by  separating  the  interest and  principal  payment  obligations  of a traditional  coupon-bearing  bond.  Each payment  obligation  becomes a separate zero-coupon  security.  Zero-coupon  U.S.  Treasury and U.S.  government  agency securities are created by financial  institutions (such as broker-dealers),  the
U.S.  Treasury and other agencies of the federal  government.  The U.S. Treasury and  other  agencies  of the  federal  government  may  also  issue  zero-coupon securities directly.

Zero-coupon U.S. Treasury securities  (Treasury zeros) are created by separating a Treasury  bond's  interest and principal  payment  obligations.  The important characteristic  of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon  U.S.  government  agency  securities  (agency zeros) operate in all respects like  Treasury  zeros,  except that they are created by separating  the interest and principal payment obligations of bonds issued by the agency. Unlike
Treasury  zeros,  payment of the final  maturity  value is the obligation of the issuing  agency.  If the agency zeros are  ultimately  backed by  securities  or payment  obligations  of the U.S.  Treasury and are generally  considered by the market to be of comparable  credit quality,  the manager considers them Treasury zero  equivalents.  Otherwise,  the manager will limit  purchases of such agency zeros to those that receive the highest  rating (AAA) by an  independent  rating organization and will further limit such investments to 20% of a fund's assets.

Zero-coupon  securities  are  beneficial  for investors who wish to invest for a fixed  period  of  time  at a  selected  rate.  When  an  investor  purchases  a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere.  However, the investor may not be able to reinvest  this interest  payment in an investment  that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

HOW IS AN  INVESTMENT  IN THE  FUNDS  LIKE AN  INVESTMENT  IN  ZERO-COUPON  U.S.
TREASURY SECURITIES?

The  investment  performance  of the  funds  is  designed  to be  similar  to an investment in zero-coupon  U.S.  Treasury  securities.  If you invest in a fund, reinvest all  distributions  and hold your shares until the fund is  liquidated, your  investment  experience  should be  similar to that of an  investment  in a zero-coupon U.S.  Treasury  security with the same term to maturity as the fund.
Each fund is  managed  to  provide  an  investment  return  that will not differ substantially  from the ANTICIPATED  GROWTH RATE (AGR) calculated on the day the shares were purchased.  Each fund also is managed to provide maturity value that will not differ  substantially  from the  ANTICIPATED  VALUE AT  MATURITY  (AVM)
calculated on the day the shares were purchased.

               A FUND'S ANTICIPATED GROWTH RATE IS AN ESTIMATE OF THE ANNUALIZED
          RATE OF  GROWTH  OF THE FUND  THAT AN  INVESTOR  MAY  EXPECT  FROM THE
          PURCHASE DATE TO THE FUND'S WEIGHTED AVERAGE MATURITY DATE.

               THE ANTICIPATED  VALUE AT MATURITY IS AN ESTIMATE OF A FUND'S NET
          ASSET VALUE AS OF THE FUND'S  WEIGHTED  AVERAGE  MATURITY  DATE. IT IS
          BASED ON THE MATURITY  VALUES OF THE ZERO-COUPON  TREASURY  SECURITIES
          HELD BY THE FUND.

The advisor  calculates  each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and  composition  of securities  held by each fund remain constant for the life of the fund.  While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges.  The following  table shows how each fund's AVM for the Investor Class has fluctuated in the last five years.  The AVM for the Advisor and C Classes of each fund will differ  from that of the  Investor  Class,  depending  on the  expenses of those classes.

ANTICIPATED VALUES AT MATURITY

                  9/30/2000    9/30/2001    9/30/2002    9/30/2003    9/30/2004

Target 2005       $101.94      $101.32      $101.25      $101.04      $101.20

Target 2010       $105.14      $104.90      $105.04      $105.22      $105.59

Target 2015       $113.36      $113.56      $112.26      $112.88      $113.35

Target 2020       $108.05      $108.24      $107.26      $107.48      $108.07

Target 2025       $113.99      $116.77      $117.07      $117.43      $118.37

Target 2030       N/A          $105.87      $103.58      $105.70      $105.52

               THIS TABLE IS  DESIGNED  TO SHOW THE NARROW  RANGES IN WHICH EACH
          FUND'S AVMS VARY OVER TIME. THERE IS NO GUARANTEE THAT THE FUNDS' AVMS
          WILL FLUCTUATE AS LITTLE IN THE FUTURE.

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

o    The fund managers may begin buying  traditional  coupon-bearing  securities consistent with a fund's investment objective and strategy.

o    As a fund's zero-coupon securities mature, the proceeds from the retirement of these  securities may be invested in zeros,  traditional  coupon-bearing debt securities and cash equivalent securities.

o    Each fund will be liquidated near the end of its maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different  weighted  average  maturities,  each fund will respond  differently to changes in interest  rates.  Funds with longer  weighted average  maturities are generally more sensitive to interest rate changes.  When interest rates rise, the funds' share values will decline,  but the share values of funds with longer weighted average maturities generally will decline further.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

While we recommend that  shareholders  hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem  shares.  When a fund's  shareholders  redeem their shares  before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment  policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S.  Treasury security that matures in the year identified in the fund's name.  However,  an investment in the funds  involves  different  risks.  A precise  forecast of a fund's final maturity value and yield to maturity is not possible.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  weighted  average  maturity.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                       AMOUNT OF         PERCENT OF     REMAINING       WEIGHTED
                       SECURITY OWNED    PORTFOLIO      MATURITY        MATURITY

Debt Security A        $100,000          25%             4 years         1 year

Debt Security B        $300,000          75%            12 years         9 years

WEIGHTED AVERAGE MATURITY                                               10 YEARS

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY    CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                  $100.00       $99.06                     -0.94%

3 years                 $100.00       $97.38                     -2.62%

10 years                $100.00       $93.20                     -6.80%

30 years                $100.00       $88.69                    -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments, the more senior series of debt is first in line for payment.

Credit  quality  may be lower when the issuer has any of the  following:  a high debt level, a short operating history, a difficult,  competitive environment, or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings usually mean lower interest rate payments,  so the managers often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Strictly  speaking,  U.S.  Treasury  securities are not "rated."  However,  U.S.
Treasury  securities  are  backed  by the full  faith and  credit of the  United
States,  and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore,  considered to be equivalent to a AAA rating.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The  following  chart  depicts the basic risks of investing in the funds.  It is designed to help you compare  these funds with each other;  it shouldn't be used to compare these funds with other mutual funds.

                  INTEREST RATE RISK      CREDIT RISK(1)       LIQUIDITY RISK(2)

Target 2005       Lowest                  Low                  Low

Target 2010       Medium                  Low                  Low

Target 2015       High                    Low                  Low

Target 2020       High                    Low                  Low

Target 2025       High                    Low                  Low

Target 2030       Highest                 Low                  Low

(1)  BECAUSE  THE  FUNDS ALL  INVEST  PRIMARILY  IN  ZERO-COUPON  U.S.  TREASURY
     SECURITIES  AND THEIR  EQUIVALENTS,  THERE IS NO DIFFERENCE IN CREDIT RISK.
     U.S. TREASURY  SECURITIES ARE CONSIDERED AMONG THE SAFEST SECURITIES IN THE
     WORLD  BECAUSE  THEY ARE  BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED
     STATES.

(2)  THE TREASURY MARKET IS CONSIDERED THE MOST LIQUID IN THE WORLD.

The funds  engage in a variety of  investment  techniques  as they pursue  their investment  objectives.  Each technique has its own characteristics and may pose some  level of risk to the funds.  If you would  like to learn more about  these techniques,  please review the statement of additional Information before making an investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).The  advisor  has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services  it  provided  to the funds,  the  advisor  received a unified management  fee based on a percentage  of the daily net assets of each  specific class of  shares  of the  funds.  The  percentage  rate  used to  calculate  the management  fee for each class of shares of a fund is  determined  daily using a two-component  formula  that takes into  account (i) the daily net assets of the accounts managed by the advisor that are in the same broad  investment  category as the  funds  (the  "Category  Fee")  and (ii) the  assets  of all funds in the
American  Century  family of funds (the "Complex  Fee").  The  management fee is calculated daily and paid monthly in arrears.

The statement of additional  information contains detailed information about the calculation of the management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of each fund's management fee may be  paid by the  fund's  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED SEPTEMBER 30, 2004         ADVISOR CLASS        C CLASS

Target 2005                                          0.33%               N/A(2)

Target 2010                                          0.33%               N/A(2)

Target 2015                                          0.33%               N/A(2)

Target 2020                                          0.33%               N/A(2)

Target 2025                                          0.33%               N/A(2)

Target 2030                                          N/A(1)              0.58%

(1)  THE CLASS WAS NOT IN OPERATION  DURING THE FISCAL YEAR ENDED  SEPTEMBER 30,
     2004. THE FUND WILL PAY THE ADVISOR A UNIFIED  MANAGEMENT FEE CALCULATED BY
     ADDING  THE  APPROPRIATE  INVESTMENT  CATEGORY  AND  COMPLEX  FEES FROM THE
     FOLLOWING SCHEDULES.

(2)  THE FUND DOES NOT OFFER C CLASS SHARES.

INVESTMENT CATEGORY FEE SCHEDULE    COMPLEX FEE SCHEDULE
FOR TARGET 2030
                                                         FEE RATE       FEE RATE
CATEGORY ASSETS      FEE RATE       COMPLEX ASSETS      ADVISOR CLASS   C CLASS

FIRST $1 BILLION     0.3600%        FIRST $2.5 BILLION    0.0600%       0.3100%
NEXT $1 BILLION      0.3080%        NEXT $7.5 BILLION     0.0500%       0.3000%
NEXT $3 BILLION      0.2780%        NEXT $15 BILLION      0.0485%       0.2985%
NEXT $5 BILLION      0.2580%        NEXT $25 BILLION      0.0470%       0.2970%
NEXT $15 BILLION     0.2450%        NEXT $25 BILLION      0.0370%       0.2870%
NEXT $25 BILLION     0.2430%        NEXT $25 BILLION      0.0300%       0.2800%
THEREAFTER           0.2425%        NEXT $25 BILLION      0.0200%       0.2700%
                                    NEXT $25 BILLION      0.0150%       0.2650%
                                    NEXT $25 BILLION      0.0100%       0.2600%

                                    NEXT $25 BILLION      0.0050%       0.2550%

                                    THEREAFTER            0.0000%       0.2500%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage the  funds.  The team meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  fund's  investment objectives and strategy.

The funds are managed by the Taxable  Bond team,  whose  members are  identified below.

G. DAVID MACEWEN

Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American  Century  Taxable Bond team. He has been a member of the team since  July 2001.  He joined  American  Century in May 1991 as a  Municipal
Portfolio  Manager.  He  has  a  bachelor's  degree  in  economics  from  Boston
University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  1986.  He joined  American  Century  in 1983 as a  Fixed-Income
Analyst  and  was  promoted  to  Portfolio  Manager  in  August  1991.  He has a
bachelor's  degree in  economics  and an MBA from the  University  of Missouri -
Kansas City.

JEREMY FLETCHER

Mr.  Fletcher,  Vice President and Portfolio  Manager,  has been a member of the team since  August  1997.  He joined  American  Century  in  October  1991 as an
Investor  Relations  Representative.  He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  joining  American  Century in  October  2003.  Prior to joining
American  Century,  he was an Investment  Officer with CalPERS from July 2002 to
September  2003 and Director of Portfolio  Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's  degree in economics  from the  University of
Michigan. He is a CFA charterholder.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team since September 1997. He joined American  Century as a Senior  Corporate  Credit
Analyst in July 1996 and was promoted to Portfolio  Manager in November 2001. He has a B.S. in business  administration  (finance  concentration) from California
Polytechnic  State  University  - San  Luis  Obispo.  He is a  Certified  Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston,  Vice President and Senior Portfolio Manager,  has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November  1990 and was promoted to Portfolio  Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University.  He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team since May 1998. He joined American  Century in 1988. He has a bachelor's  degree in  mathematics/statistics  and an MBA  from  the  University  of  California  -
Berkeley.

JAMES E. PLATZ

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team since joining  American  Century in October 2003. Prior to joining American
Century, he was a Vice President and Senior Portfolio Manager at Standish Mellon
Asset Management from July 1995 to September 2003. He has bachelor's  degrees in economics and history from the University of California - Berkeley and an MBA in finance from the University of Southern California. He is a CFA charterholder.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio  Manager,  has been a member of the team since  February  1996.  He  joined  American  Century  in  February  1996  as an
Investment  Analyst and was promoted to Portfolio  Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Trustees  and/or the  advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor  Class and C Class shares are intended for purchase by  participants in  employer-sponsored  retirement or savings  plans and for persons  purchasing shares through  broker-dealers,  banks,  insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell  Education  Savings  Account (CESA) and $2,500 for all other accounts.
Aggregate  purchases  are limited to amounts  less than  $1,000,000  for C Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  board of  trustees  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility that such activity will occur and will vary depending on the type of fund,  the class of shares or whether the shares are held directly or indirectly with  American  Century.  American  Century  seeks to exercise  its  judgment in implementing  these  tools to the  best of its  abilities  in a  manner  that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are  placed  by the  individual  shareholders  within  group,  or  omnibus, accounts  maintained by financial  intermediaries  is severely  limited  because
American  Century  generally does not have access to the underlying  shareholder account information.  However, American Century monitors aggregate trades placed in  omnibus  accounts  and  seeks  to  work  with  financial  intermediaries  to discourage shareholders from engaging in abusive trading practices and to impose restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

For C Class shares,  if you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared.  This seven-day holding period begins the day after your investment is processed.  For funds with CheckWriting  privileges,  we will not honor  checks  written  against  shares  subject to this  seven-day  holding period.  Investments by wire generally require only a one-day holding period. If you change your address,  we may require that any redemption request made within
15 days be  submitted  in writing and be signed by all  authorized  signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day holding period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.  Please note that C Class shares redeemed in this  manner may be subject to a sales  charge if held less than 12 months.  You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee--which  is  different  from a notarized  signature--is  a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic  withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

o    distributions from IRAs due to attainment of age 59 1/2

o    required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of one hour before the close of regular trading  (usually 4 p.m. Eastern time) on the New York  Stock  Exchange  (NYSE) on each day the NYSE is open.  On days when the NYSE is closed (including certain U.S. national  holidays),  we do not calculate  the NAV. A fund's NAV is the current value of the fund's  assets, minus any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's  board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(RICs),  the  fund's  NAV will be  calculated  based upon the NAVs of such RICs.
These RICs are  required  by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars  based  on the  prevailing  exchange  rates  on  that  day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means the funds  will not be  subject  to state or  federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the  sale of its  investment  securities.  Each  fund  generally  pays distributions  from  net  income  and  capital  gains,  if  any,  once a year in
December.  The funds may make more  frequent  distributions,  if  necessary,  to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

REVERSE SHARE SPLITS

When a fund pays its  distributions,  the board also  declares  a reverse  share
split  for  that  fund  that  exactly  offsets  the  per-share   amount  of  the
distribution.  If you reinvest  your  dividends,  this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation  that  specifies the last day investors can open a new account,  the last day the fund will accept new investments from existing  investors,  and the liquidation  date of the fund.  During the fund's target maturity year, you will be asked how you want to  receive  the  proceeds  from the  liquidation  of your shares. You can choose one of the following

o    cash

o    shares of another American Century mutual fund

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income unless they are  designated as QUALIFIED  DIVIDEND  INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10% AND    TAX RATE FOR

TYPE OF DISTRIBUTION                   15% BRACKETS            ALL OTHER BRACKETS
Short-term capital gains               Ordinary Income         Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income          5%                      15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American  Century  offers three classes of the funds:  Investor  Class,  Advisor
Class and C Class. The shares offered by this prospectus are Advisor Class and C
Class shares and are offered  primarily  through  employer-sponsored  retirement
plans  or  through   institutions  like  banks,   broker-dealers  and  insurance
companies. Target 2030 is the only fund offering C Class shares.

The  other  class  has  different  fees,   expenses  and/or  minimum  investment
requirements  from the  Advisor  Class and C Class.  The  difference  in the fee structures between the classes is the result of their separate  arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial  fees or other  expenses  related to the management of the funds'  assets,  which do not vary by class.  Different  fees and expenses  will affect  performance.  For additional  information  concerning the other class of shares not offered by this prospectus,  call us at  1-800-345-2021  for Investor
Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  and (d) each class may have different exchange privileges.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds' Advisor Class and C Class shares have 12b-1 Plans.  The plans  provide  for the funds to pay annual  fees of 1.00% for C Class and 0.50%
for  Advisor  Class to the  distributor  for  certain  ongoing  shareholder  and
administrative   services  and  for   distribution   services,   including  past
distribution  services.  Under the Advisor Class Plan,  the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing  shareholder and  administrative  services and half for distribution  services,  including past distribution  services.  The distributor pays  all  or a  portion  of  such  fees  to  the  investment  advisors,  banks, broker-dealers  and  insurance  companies  that make  Advisor  Class and C Class shares  available.  Because these fees are used to pay for services that are not related to  prospective  sales of the funds,  each class will  continue  to make payments  under its plan even if it is closed to new  investors.  Because  these fees are paid out of the funds' assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales  charges.  For additional  information  about the Plans and their terms, see MULTIPLE CLASS STRUCTURE - MASTER  DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their  profits or other  available  sources.  Such  expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old. Because the
Target 2030 Advisor  Class was not in operation as of the fiscal year end, it is not included.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    reverse share split

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm.  Their Report of  Independent
Registered Public  Accounting Firm and the financial  statements are included in the funds' Annual Report, which is available upon request.

Target 2005 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $97.85         $95.39         $88.02         $76.70         $72.34
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.36           3.37           3.95           4.01           3.91
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (3.17)         (0.91)          3.42           7.31           0.45
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.19           2.46           7.37           11.32          4.36
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.78)         (3.68)         (3.85)         (4.51)         (3.70)
---------------------------
  From Net Realized Gains        (1.96)           --             --             --           (1.56)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.74)         (3.68)         (3.85)         (4.51)         (5.26)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.74           3.68           3.85           4.51           5.26
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $98.04         $97.85         $95.39         $88.02         $76.70
====================================================================================================
  TOTAL RETURN(2)                 0.19%          2.58%          8.37%         14.76%          6.03%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        3.44%          3.53%          4.40%          4.87%          5.33%
---------------------------
Portfolio Turnover Rate            24%            36%            11%            49%            17%
---------------------------
Net Assets, End of Period
(in thousands)                   $16,927        $9,530         $5,197         $5,291         $3,765
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $83.53         $80.41         $70.19         $59.67         $54.96
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.39           3.21           3.32           3.22           3.17
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.42)         (0.09)          6.90           7.30           1.54
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           1.97           3.12           10.22          10.52          4.71
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.72)         (3.27)         (3.51)         (3.12)         (3.07)
---------------------------
  From Net Realized Gains        (4.52)         (2.20)         (0.66)           --             --
----------------------------------------------------------------------------------------------------
  Total Distributions            (8.24)         (5.47)         (4.17)         (3.12)         (3.07)
----------------------------------------------------------------------------------------------------
Reverse Share Split               8.24           5.47           4.17           3.12           3.07
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $85.50         $83.53         $80.41         $70.19         $59.67
====================================================================================================
  TOTAL RETURN(2)                 2.36%          3.88%         14.56%         17.63%          8.57%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.07%          3.96%          4.71%          4.90%          5.65%
---------------------------
Portfolio Turnover Rate            15%            45%            46%            60%            22%
---------------------------
Net Assets, End of Period
(in thousands)                   $5,096         $3,591         $1,960         $2,729         $1,631
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $66.89         $64.10         $55.09         $47.87         $43.02
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        3.15           2.93           2.79           2.63           2.49
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.15          (0.14)          6.22           4.59           2.36
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           4.30           2.79           9.01           7.22           4.85
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (3.47)         (2.69)         (2.91)         (2.68)         (2.42)
---------------------------
  From Net Realized Gains        (2.19)         (0.16)         (0.08)           --           (0.03)
----------------------------------------------------------------------------------------------------
  Total Distributions            (5.66)         (2.85)         (2.99)         (2.68)         (2.45)
----------------------------------------------------------------------------------------------------
Reverse Share Split               5.66           2.85           2.99           2.68           2.45
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $71.19         $66.89         $64.10         $55.09         $47.87
====================================================================================================
  TOTAL RETURN(2)                 6.43%          4.35%         16.36%         15.08%         11.27%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.67%          4.47%          5.03%          5.05%          5.57%
---------------------------
Portfolio Turnover Rate            12%            17%            24%            23%            26%
---------------------------
Net Assets, End of Period
(in thousands)                    $876           $498            $97            $35            $22
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $47.65         $45.83         $38.85         $34.66         $30.55
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        2.18           2.06           1.95           1.82           1.69
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.77          (0.24)          5.03           2.37           2.42
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.95           1.82           6.98           4.19           4.11
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (2.35)         (2.02)         (2.34)         (1.70)         (1.79)
---------------------------
  From Net Realized Gains        (2.63)         (3.37)         (4.62)         (3.19)         (3.30)
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.98)         (5.39)         (6.96)         (4.89)         (5.09)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.98           5.39           6.96           4.89           5.09
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $51.60         $47.65         $45.83         $38.85         $34.66
====================================================================================================
  TOTAL RETURN(2)                 8.29%          3.97%         17.97%         12.09%         13.45%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.57%          4.43%          4.96%          4.85%          5.24%
---------------------------
Portfolio Turnover Rate            26%            45%            24%            54%            11%
---------------------------
Net Assets, End of Period
(in thousands)                   $4,073         $3,048         $1,389         $1,599          $773
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                  2004           2003           2002           2001           2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $39.18         $38.56         $33.01         $29.17         $26.13
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income(1)        1.76           1.68           1.60           1.54           1.47
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          2.20          (1.06)          3.95           2.30           1.57
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           3.96           0.62           5.55           3.84           3.04
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (1.97)         (1.97)         (2.18)         (1.91)         (1.05)
---------------------------
  From Net Realized Gains        (2.17)         (2.36)         (0.80)         (0.42)           --
----------------------------------------------------------------------------------------------------
  Total Distributions            (4.14)         (4.33)         (2.98)         (2.33)         (1.05)
----------------------------------------------------------------------------------------------------
Reverse Share Split               4.14           4.33           2.98           2.33           1.05
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $43.14         $39.18         $38.56         $33.01         $29.17
====================================================================================================
  TOTAL RETURN(2)                10.11%          1.61%         16.81%         13.16%         11.63%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                        0.83%          0.84%          0.84%          0.84%          0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                        4.49%          4.39%          4.88%          4.90%          5.39%
---------------------------
Portfolio Turnover Rate            24%            22%            23%            25%            52%
---------------------------
Net Assets, End of Period
(in thousands)                    $578           $595           $431           $997          $1,058
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2030 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
(EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                            2004           2003          2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $33.13         $33.01         $28.50
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(2)                  1.30           1.28           1.21
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.56          (1.16)          3.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations                     2.86           0.12           4.51
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (1.38)         (0.97)         (0.58)
-------------------------------------
  From Net Realized Gains                  (1.37)         (0.04)         (0.08)
--------------------------------------------------------------------------------
  Total Distributions                      (2.75)         (1.01)         (0.66)
--------------------------------------------------------------------------------
Reverse Share Split                         2.75           1.01           0.66
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $35.99         $33.13         $33.01
================================================================================
  TOTAL RETURN(3)                           8.63%          0.36%         15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.50%          1.34%        1.34%(4)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets                3.95%          3.97%        4.36%(4)
-------------------------------------
Portfolio Turnover Rate                      39%            95%          43%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                              $721          $2,255         $1,326
--------------------------------------------------------------------------------

(1) October 8, 2001 (commencement of sale) through September 30, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended September 30, 2002.

NOTES

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov

                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE              FUND CODE        TICKER          NEWSPAPER LISTING
--------------------------------------------------------------------------------
Target 2005 Fund

   Advisor Class            764              ATRGX           Tg2005
--------------------------------------------------------------------------------
Target 2010 Fund

   Advisor Class            765              ACTRX           Tg2010
--------------------------------------------------------------------------------
Target 2015 Fund

   Advisor Class            766              ACTTX           Tg2015
--------------------------------------------------------------------------------
Target 2020 Fund

   Advisor Class            767              ACTEX           Tg2020
--------------------------------------------------------------------------------
Target 2025 Fund

   Advisor Class            768              BTMTF           Tg2025
--------------------------------------------------------------------------------
Target 2030 Fund

   Advisor Class            769              N/A             N/A

   C Class                  469              ATGCX           N/A

 Investment Company Act File No. 811-4165

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

1-800-378-9878

0502
SH-PRS-xxxxx

AMERICAN CENTURY INVESTMENTS
STATEMENT OF
ADDITIONAL INFORMATION

FEBRUARY 1, 2005

AMERICAN CENTURY TARGET MATURITIES TRUST

Target 2005 Fund

Target 2010 Fund

Target 2015 Fund

Target 2020 Fund

Target 2025 Fund

Target 2030 Fund

This  statement of additional  information  adds to the discussion in the funds'
prospectuses  dated  February 1, 2005 but is not a prospectus.  The statement of additional  information  should be read in  conjunction  with the funds' current prospectuses. If you would like a copy of a prospectus, please contact us at the address  or  telephone  numbers  listed  on the back  cover  or  visit  American
Century's Web site at americancentury.com.

This  statement of  additional  information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  shareholders.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

THE FUNDS' HISTORY

American  Century Target  Maturities Trust is a registered  open-end  management investment company that was organized as a Massachusetts business trust on March
25, 1985.  Until January 1997, it was known as Benham Target  Maturities  Trust.
Throughout this statement of additional information we refer to American Century
Target Maturities Trust as the Trust.

Each fund is a separate series of the Trust and operates for many purposes as if it were an  independent  company.  Each fund has its own  investment  objective, strategy, management team, assets, and tax identification and stock registration number.

Fund                         Inception Date              Ticker Symbol
--------------------------------------------------------------------------------
TARGET 2005 FUND
   Investor Class              03/25/1985                  BTFIX
   Advisor Class               08/03/1998                  ATRGX
--------------------------------------------------------------------------------
TARGET 2010 FUND
   Investor Class              03/25/1985                  BTTNX
   Advisor Class               10/20/1998                  ACTRX
--------------------------------------------------------------------------------
TARGET 2015 FUND
   Investor Class              09/01/1986                  BTFTX
   Advisor Class               07/23/1999                  ACTTX
--------------------------------------------------------------------------------
TARGET 2020 FUND
   Investor Class              12/29/1989                  BTTTX
   Advisor Class               10/19/1998                  ACTEX
--------------------------------------------------------------------------------
TARGET 2025 FUND
   Investor Class              02/15/1996                  BTTRX
   Advisor Class               06/01/1998                  BTMTF
--------------------------------------------------------------------------------
TARGET 2030 FUND
   Investor Class              06/01/2001                  ACTAX
   C Class                     10/08/2001                  ATGCX

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  Investment  Strategies  and Risks, which begins on the next page.  In the case of the funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectuses.

Each fund is diversified  as defined in the Investment  Company Act of 1940 (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer (other than securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities).

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes  investment vehicles and strategies the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each  investment  vehicle and strategy  contributes  to a fund's overall risk profile.

ZERO-COUPON SECURITIES

Zero-coupon  U.S.  Treasury  securities  (or zeros) are the  unmatured  interest coupons  and  underlying  principal  portions  of U.S.  Treasury  bonds.  Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their  face  value  and all of the  interest  and  principal  is paid  when  the securities mature.  Originally,  these securities were created by broker-dealers who bought Treasury bonds and deposited these  securities with a custodian bank.
The broker-dealers  then sold receipts  representing  ownership interests in the coupons  or  principal  portions  of the bonds.  Some  examples  of  zero-coupon securities sold through  custodial  receipt  programs are CATS  (Certificates of
Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and
generic TRs (Treasury Receipts).

The U.S. Treasury  subsequently  introduced a program called Separate Trading of
Registered  Interest and  Principal of  Securities  (STRIPS),  through  which it exchanges  eligible  securities  for their  component  parts and then allows the component parts to trade in book-entry  form.  STRIPS are direct  obligations of the  U.S.  government  and have the same  credit  risks as other  U.S.  Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that  are  ultimately  backed  by  obligations  of the  U.S.  Treasury  and  are considered  by the market place to be backed by the full faith and credit of the
U.S.  Treasury.  These  securities are created by financial  institutions  (like broker-dealers) and by U.S.  government  agencies.  For example,  the Resolution
Funding   Corporation   (REFCORP)  issues  bonds  whose  interest  payments  are
guaranteed  by the U.S.  Treasury  and whose  principal  amounts  are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the
Federal  Reserve Bank of New York.  The  principal  amount and maturity  date of
REFCORP  bonds  are  the  same  as the  par  amount  and  maturity  date  of the corresponding  zeros; upon maturity,  REFCORP bonds are repaid from the proceeds of the zeros.  REFCORP zeros are the unmatured coupons and principal portions of
REFCORP bonds.

The U.S.  government may issue securities in zero-coupon  form. These securities are referred to as original issue zero-coupon securities.

ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES

A number of U.S.  government  agencies  issue debt  securities.  These  agencies generally are created by Congress to fulfill a specific need,  such as providing credit to  homebuyers  or farmers.  Among these  agencies are the Farm Home Loan
Banks,   the  Federal  Farm  Credit  Banks,   and  the  Student  Loan  Marketing
Association.

Zero-coupon  U.S.  government  agency  securities  operate in all respects  like zero-coupon  Treasury  securities  and their  equivalents,  except that they are created by separating a U.S.  government  agency  bond's  interest and principal payment  obligations.  The final maturity value of a zero-coupon U.S. government agency  security  is a  debt  obligation  of the  issuing  agency.  Some  agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency.  Agency  securities  typically offer  somewhat  higher  yields  than  U.S.  Treasury  securities  with  similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S.  Treasury.  The funds will limit their purchase of zero-coupon U.S.  government agency securities to those that receive the highest rating (AAA) by an independent rating organization.

Securities issued by U.S.  government  agencies in zero-coupon form are referred to as original issue zero-coupon securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed  securities and collateralized mortgage obligations (CMO), which are described more fully below.  Structured  investments also include securities backed by other types of collateral. Structured investments involve the transfer of  specified  financial  assets  to  a  special  purpose  entity,  generally  a corporation or trust, or the deposit of financial  assets with a custodian;  and the issuance of  securities or depository  receipts  backed by, or  representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o   the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The Board of Trustees has approved the advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be  made.  The  advisor  will  report  on fund  activity  in derivative securities to the Board of Trustees as necessary.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

MORTGAGE-RELATED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche - known as a companion  bond,  support or non-PAC bond - that absorbs the  variability  of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of  the  loans,  the  financial  institution  providing  any  credit enhancement, and subordination levels.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans by the individual or corporate borrowers.  Although a fund would generally have no recourse  against the entity that  originated  the loans in the event of default by a borrower,  ABS  typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

FUTURES AND OPTIONS

Each non-money market fund may enter into futures contracts,  options or options on futures  contracts.  Futures  contracts provide for the sale by one party and purchase by another party of a specific  security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.  The funds do not use futures and options transactions for speculative purposes.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading  Commission  (CFTC),  a U.S.  government  agency.  The funds may engage in futures and options transactions based on securities indices,  such as the Bond  Buyer  Municipal  Bond  Index  that  are  consistent  with the  funds'
investment  objectives.  The  funds  also may  engage  in  futures  and  options transactions based on specific securities such as U.S. Treasury bonds or notes.

Bond Buyer  Municipal  Bond Index  futures  contracts  differ  from  traditional futures  contracts in that when  delivery  takes place,  no bonds change  hands.
Instead,  these  contracts  settle in cash at the spot market  value of the Bond
Buyer Municipal Bond Index.

Although  other  types of  futures  contracts  by their  terms  call for  actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement  date. A futures  position may be closed by taking an opposite  position in an identical  contract (i.e.,  buying a contract that has  previously  been sold or selling a contract that has  previously  been bought).

To initiate and maintain open positions in a futures  contract,  a fund would be required to make a good faith margin  deposit in cash or  government  securities with a futures  broker or  custodian.  A margin  deposit is  intended  to assure completion of the contract  (delivery or acceptance of the underlying  security)
if it is not terminated  prior to the specified  delivery date.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange minimums.

Once a futures contract position is opened,  the value of the contract is marked to market daily.  If the futures  contract  price changes to the extent that the margin on deposit does not satisfy margin  requirements,  the contract holder is required to pay additional variation margin. Conversely, changes in the contract value may reduce the required margin,  resulting in a repayment of excess margin to the  contract  holder.  Variation  margin  payments  are  made to or from the futures  broker for as long as the contract  remains open and do not  constitute margin transactions for purposes of the funds' investment restrictions.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves certain risks. If the advisor applies a hedge at an inappropriate  time or judges interest rate trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the advisor would not otherwise elect to do
so.  In  addition,  a fund  may be  required  to  deliver  or take  delivery  of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts  entered into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its "hedged" portfolio securities.
A fund also could lose margin  payments it has deposited  with a margin  broker, if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call  options that  obligate it to sell (or  deliver)  the  option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums,  or (b) for  other-than-hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid assets on its records in an amount  sufficient to cover its obligations  under the futures contracts and options.

MANAGING TO THE TARGET YEAR

ANTICIPATED VALUE AT MATURITY

The maturity values of zero-coupon bonds are specified at the time the bonds are issued,  and this  feature,  combined  with the  ability to  calculate  yield to maturity,  has made these instruments  popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable  investment  opportunity  while  allowing  investors the flexibility  to  purchase  or  redeem  shares  each day the  funds  are open for business,  each fund  consists  primarily of  zero-coupon  bonds but is actively managed to accommodate  shareholder  activity and to take advantage of perceived market  opportunities.  Because of this  active  management  approach,  the fund managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the fund managers attempt to track the price behavior of a directly held zero-coupon U.S. Treasury security by:

(1)  Maintaining a weighted  average  maturity within the fund's target maturity year;

(2)  Investing at least 90% of assets in securities  that mature within one year of the fund's target maturity year;

(3)  Investing  a  substantial  portion of assets in  Treasury  STRIPS (the most liquid Treasury zero and in their equivalents);

(4)  Under normal conditions, maintaining a cash balance of less than 1%;

(5)  Executing portfolio  transactions  necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6)  Whenever feasible,  contacting several U.S.  government  securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These  measures  enable the fund managers to calculate an  anticipated  value at maturity (AVM) for each fund that approximates the price per share the fund will achieve  by its  weighted  average  maturity  date.  The AVM  calculation  is as follows:

         AVM = NAV(1+AGR)2T
--------------------------------------------------------------------------------
                2

where NAV = the fund's current price per share, T = the fund's weighted  average term to maturity in years, and AGR = the fund's anticipated growth rate.

This  calculation  assumes that the  shareholder  will reinvest all dividend and capital gain  distributions  (if any).  It also  assumes an expense  ratio and a portfolio  composition  that remain  constant for the life of the fund.  Because fund  expenses  and  composition  do not  remain  constant,  the  fund  managers calculate AVM for each fund each day the funds are open for business.

In addition to the  measures  described  above,  which the advisor  believes are adequate to ensure close correspondence  between the price behavior of each fund and the price  behavior  of  directly  held  zero-coupon  bonds with  comparable maturities,  each fund has made an  undertaking  to the  Securities and Exchange
Commission  (SEC)  that each fund will  invest at least 90% of its net assets in zero-coupon  bonds until it is within four years of its target maturity year and at least  80% of its net  assets  in  zero-coupon  securities  while the fund is within two to four years of its target  maturity year.  This  undertaking may be revoked if the market supply of zero-coupon securities diminishes  unexpectedly, although  it will not be revoked  without  prior  consultation  with the SEC. In addition,  the advisor has undertaken that any coupon-bearing  bond purchased on behalf of a fund will have a  duration  that  falls  within  the  fund's  target maturity year.

ANTICIPATED GROWTH RATE

The fund managers also calculate an anticipated  growth rate (AGR) for each fund each day the funds are open for business. AGR calculated on the date of purchase is the annualized  rate of growth an investor may expect from that purchase date to the fund's target maturity date. As is the case with calculations of AVM, the
AGR  calculation  assumes that the investor  will  reinvest  all  dividends  and capital  gain  distributions  (if any) and that the  fund's  expense  ratio  and portfolio composition will remain constant.  Each fund's AGR changes from day to day primarily  because of changes in interest rates and, to a lesser extent,  to changes in portfolio  composition and other factors that affect the value of the fund's investments.

The advisor  expects  that  shareholders  who hold their  shares  until a fund's weighted  average  maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ  substantially  from the AGR and AVM  calculated on the day his or her shares were purchased.

As a demonstration of how the funds have behaved over time, the following tables show the AGR and AVM for the Investor  Class of each fund as of September 30 for each of the past five years.

The AVM for the  Advisor and C Classes of each fund will differ from that of the
Investor Class, depending on the expenses of these classes.

The funds' share prices and growth rates are not  guaranteed by the Trust or any of its  affiliates.  There is no  guarantee  that the funds'  AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

Anticipated Growth Rate   9/30/2000  9/30/2001   9/30/2002   9/30/2003  9/30/2004

Target 2005               5.61%        3.38%        1.67%       1.07%      1.77%

Target 2010               5.68%        4.42%        3.24%       3.15%      3.30%

Target 2015               5.77%        5.14%        4.28%       4.30%      4.13%

Target 2020               5.76%        5.43%        4.76%       4.82%      4.62%

Target 2025               5.55%        5.30%        4.86%       5.01%      4.79%

Target 2030               N/A          5.31%        4.72%       4.90%      4.78%

Anticipated Value
at Maturity              9/30/2000   9/30/2001   9/30/2002   9/30/2003  9/30/2004

Target 2005               $101.94    $101.32      $101.25     $101.04    $101.20

Target 2010               $105.14    $104.90      $105.04     $105.22    $105.59

Target 2015               $113.36    $113.56      $112.26     $112.88    $113.35

Target 2020               $108.05    $108.24      $107.26     $107.48    $108.07

Target 2025               $113.99    $116.77      $117.07     $117.43    $118.37

Target 2030               N/A        $105.87      $103.58     $105.70    $105.52

COUPON-BEARING U.S. TREASURY SECURITIES

U.S.  Treasury  bills,  notes  and  bonds  are  direct  obligations  of the U.S.
Treasury.  Historically, they have involved no risk of loss of principal if held to  maturity.  Between  issuance  and  maturity,  however,  the  prices of these
securities   change  in   response   to  changes  in  market   interest   rates.
Coupon-bearing  securities  generate  current interest  payments,  and part of a fund's return may come from reinvesting interest earned on these securities.

CASH MANAGEMENT

Each fund may invest in U.S. government agency overnight discount notes or up to
5% of its total assets in any money market fund,  including those managed by the advisor,  provided that the investment is consistent with the fund's  investment policies and restrictions.

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term  securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depository  Receipts  (SPDRs) and the  NASDAQ-100  index-tracking  ETF (CUBES or
QQQs),  with  the same  percentage  limitations  as  investments  in  registered investment  companies.  ETFs  are a type of  index  fund  bought  and  sold on a securities  exchange.  An ETF trades like common  stock and  represents  a fixed portfolio of securities  designed to track the performance and dividend yield of a particular  domestic or foreign  market  index.  A fund may purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  the lack of  liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

LOANS OF PORTFOLIO SECURITIES

Each fund may lend its portfolio  securities  to earn  additional  income.  If a borrower defaults on a securities loan, the lending fund could experience delays in recovering  the securities it loaned;  if the value of the loaned  securities increased  over the value of the  collateral,  the fund could suffer a loss.  To minimize the risk of default on securities loans, the advisor,  American Century
Investment  Management,  Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern

(1)  the type and amount of collateral that must be received by the fund;

(2)  the circumstances  under which additions to that collateral must be made by borrowers;

(3)  the return received by the fund on the loaned securities;

(4)  the limitations on the percentage of fund assets on loan; and

(5)  the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition,  the guidelines  require that the fund have the option to terminate any loan of a portfolio  security at any time and set  requirements for recovery of securities from borrowers.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction.  Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

Subject            Policy

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than 33 1/3% of the fund's  total  assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies or instrumentalities).

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  policies relating to lending and borrowing,  the funds have  received an  exemptive  order from the SEC  regarding  an  interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or lend  money  to  other  ACIM-advised  funds,  that  permit  such transactions.  All such  transactions will be subject to the limits on borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the  costs are  equal to or lower  than the cost of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  policy relating to  concentration,  a fund shall not  purchase  any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the  securities of one or more issuers conducting their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such instruments,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject            Policy

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its net assets would be invested in  repurchase  agreements  not entitling  the holder to payment of  principal  and interest within  seven days and in  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated persons as therein defined.  It also defines and forbids the creation of cross and  circular  ownership.  Neither the SEC nor any other  agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objectives or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Under normal  conditions,  the funds' annual  portfolio  turnover  rates are not expected to exceed 100%.  Because a higher  turnover rate increases  transaction costs and may increase  taxable  capital gains,  the funds'  managers  carefully
weigh  the   potential   benefits  of   short-term   investing   against   these
considerations.  The funds' portfolio turnover rates are listed in the Financial
Highlights tables in the prospectuses.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  The  independent  trustees  have  extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those  listed as  interested  trustees are  "interested"  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned  subsidiaries,  including the funds' investment  advisor,  American
Century Investment Management,  Inc. (ACIM or the advisor); the funds' principal underwriter,  American Century Investment Services,  Inc. (ACIS); and the funds'
transfer agent, American Century Services Corporation (ACSC).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned  subsidiaries,  including
ACIM,  ACIS and ACSC. The trustees  serve in this capacity for eight  registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                  Number of
                                                                                  Portfolios
                                                                                  in Fund
                                        Length                                    Complex        Other
                         Position(s)    of Time                                   Overseen       Directorships
Name, Address            Held with      Served      Principal Occupation(s)       by             Held by
(Year of Birth)          Funds          (years)     During Past 5 Years           Trustee        Trustee
-----------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------
William M. Lyons         Trustee,        7          Chief Executive Officer, ACC      33         None
4500 Main Street         Chairman                   and other ACC subsidiaries
Kansas City, MO 64111    of the                     (September 2000 to present)
(1955)                   Board                      President, ACC
                                                    (June 1997 to present)
                                                    President, ACIM
                                                    (September 2002 to present)
                                                    President, ACIS
                                                    (July 2003 to present)
                                                    Chief Operating Officer, ACC
                                                    (June 1996 to September 2000)
                                                    Also serves as: Executive
                                                    Vice President, ACSC and other
                                                    ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
Albert Eisenstat         Trustee         9          Retired, General Partner,         33         Independent Director,
1665 Charleston Road                                Discovery Ventures                           Sungard Data Systems
Mountain View, CA 94043                             (Venture capital firm,                       (1991 to present)
(1930)                                              1996 to 1998)                                Independent Director,
                                                                                                 Business Objects S/A
                                                                                                 (1994 to present)
                                                                                                 Independent Director
                                                                                                 Commercial Metals
                                                                                                 (1983-2001)
 ----------------------------------------------------------------------------------------------------------------------

                                                                                  Number of
                                                                                  Portfolios
                                                                                  in Fund
                                        Length                                    Complex        Other
                         Position(s)    of Time                                   Overseen       Directorships
Name, Address            Held with      Served      Principal Occupation(s)       by             Held by
(Year of Birth)          Funds          (years)     During Past 5 Years           Trustee        Trustee
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Lead            9          Charles J. Meyers Professor       33         None
1665 Charleston Road     Trustee                    of Law and Business,
Mountain View, CA 94043                             Stanford Law School
(1946)                                              (1979 to present)
                                                    Mark and Eva Stern
                                                    Professor of Law and
                                                    Business, Columbia
                                                    University School of Law
                                                    (1992 to present)
                                                    Counsel, Marron, Reid &
                                                    Sheehy (a San Francisco
                                                    law firm, 1984 to present)
-----------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee         3          President and Chief               33         Director, Princeton
1665 Charleston Road                                Investment Officer,                          University
Mountain View, CA 94043                             Offit Hall Capital                           Investment Company
(1957)                                              Management, LLC                              (1997 to present)
                                                    (April 2002 to present)                      Director, Stanford
                                                    President and Managing                       Management Company
                                                    Director, Laurel Management                  (2001 to present)
                                                    Company, L.L.C.                              Director, UCSF
                                                    (1996 to April 2002)                         Foundation
                                                                                                 (2000 to present)
                                                                                                 Director, San Francisco
                                                                                                 Day School
                                                                                                 (1999 to present)
-----------------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee        24          Partner, Oak Hill Capital         33         Director, Dimensional
1665 Charleston Road                                Management, (1999 to present)                Fund Advisors
Mountain View, CA 94043                             Frank E. Buck Professor                      (investment advisor,
(1941)                                              of Finance, Stanford                         1982 to present)
                                                    Graduate School of Business                  Director, Smith
                                                    (1981 to present)                            Breeden Family
                                                                                                 of Funds
                                                                                                 (1992 to present)
-----------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee        33          Ralph M. Parsons Professor        33         None
1665 Charleston Road                                of Law and Business,
Mountain View, CA 94043                             Stanford Law School
(1928)                                              (1972 to present)
-----------------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee         2          Professor of Economics,           33         Director, Cadence
1665 Charleston Road                                Stanford University                          Design Systems
Mountain View, CA 94043                             (1977 to present)                            (1992 to present)
(1947)                                                                                           Director, Watson
                                                                                                 Wyatt Worldwide
                                                                                                 (2002 to present)
                                                                                                 Director, Palmsource
                                                                                                 Inc.
                                                                                                 (2002 to present)
-----------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers        Trustee        20          Retired, Director and Partner,    33         Director, Indus
1665 Charleston Road                                Windy Hill Productions, LP                   International
Mountain View, CA 94043                             (educational software,                       (software solutions,
(1945)                                              1994 to 1998)                                January 1999
                                                                                                 to present)
                                                                                                 Director, Quintus
                                                                                                 Corporation
                                                                                                 (automation solutions,
                                                                                                 1995 to present)
-----------------------------------------------------------------------------------------------------------------------

                                                                                  Number of
                                                                                  Portfolios
                                                                                  in Fund
                                        Length                                    Complex        Other
                         Position(s)    of Time                                   Overseen       Directorships
Name, Address            Held with      Served      Principal Occupation(s)       by             Held by
(Year of Birth)          Funds          (years)     During Past 5 Years           Trustee        Trustee
-----------------------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------------------
William M. Lyons         President       4          See entry above under          Not            See entry above
4500 Main Street                                    "Interested Trustees."         applicable     under "Interested
Kansas City, MO 64111                               Chief Administrative Officer,                 Trustees."
(1955)                                              ACC (August 1997 to present)

Robert T. Jackson        Executive
4500 Main St.            Vice            4          Chief Financial Officer,       Not            Not
Kansas City, MO 64111    President                  ACC (May 1995 to October 2002) applicable     applicable
(1946)                                              President, ACSC
                                                    (January 1999 to present)
                                                    Executive Vice President,
                                                    ACC (May 1995 to present)
                                                    Also serves as: Executive
                                                    Vice President and Chief
                                                    Financial Officer, ACIM, ACIS
                                                    and other ACC subsidiaries,
                                                    and Treasurer, ACIM
-----------------------------------------------------------------------------------------------------------------------
Maryanne Roepke          Senior Vice     4          Senior Vice President          Not            Not
4500 Main St.            President,                 (April 1998 to present)        applicable     applicable
Kansas City, MO 64111    Treasurer                  and Assistant Treasurer, ACSC
(1956)                   and Chief                  (September 1985 to present)
                         Accounting
                         Officer
-----------------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice     6          Senior Vice President          Not            Not
4500 Main St.            President                  and General Counsel,           applicable     applicable
Kansas City, MO 64111    and                        ACIM, ACIS, ACSC and
(1958)                   General                    other ACC subsidiaries
                         Counsel                    (June 1998 to present)
                                                    Vice President and
                                                    General Counsel, ACC
                                                    (June 1998 to present)
-----------------------------------------------------------------------------------------------------------------------
David H. Reinmiller      Vice            3          Chief Compliance Officer, ACSC   Not          Not
4500 Main St.            President                  and ACIM (March 2001 to present) Applicable   Applicable
Kansas City, MO 64111    and Chief       less than  Vice President, ACSC
(1963)                   Compliance      1 year     (March 2000 to present)
                         Officer                    Vice President, ACIM
                                                    (March 2002 to present)
                                                    Vice President, ACIS
                                                    (March 2003 to present)
                                                    Assistant General Counsel, ACSC
                                                    (December 1996 to January 2001)
                                                    Associate General Counsel, ACSC
                                                    (July 2001 to present)
-----------------------------------------------------------------------------------------------------------------------
C. Jean Wade             Controller(1)   8          Vice President, ACSC             Not          Not
4500 Main St.                                       (February 2000 to present)       applicable   applicable
Kansas City, MO 64111                               Controller-Investment Accounting,
(1964)                                              ACSC (June 1997 to present)
-----------------------------------------------------------------------------------------------------------------------
Robert Leach             Controller      8          Vice President, ACSC             Not          Not
4500 Main St.                                       (February 2000 to present)       applicable   applicable
Kansas City, MO 64111                               Controller-Investment Accounting,
(1966)                                              ACSC (June 1997 to present)
-----------------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer     7          Vice President, Corporate Tax,   Not          Not
4500 Main St.                                       ACSC (April 1998 to present)     applicable   applicable
Kansas City, MO 64111                               Vice President, ACIM, ACIS
(1967)                                              and other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, American Century
                                                    Employee Benefit Services, Inc.
                                                    (January 2000 to December 2000)
                                                    Director, American Century
                                                    Employee Benefit Services, Inc.
                                                    (February 2000 to December 2003)
                                                    Treasurer, American Century
                                                    Employee Benefit Services, Inc.
                                                    (December 2000 to December 2003)
                                                    Treasurer, American
                                                    Century Ventures, Inc.
                                                    (December 1999 to April  2001)
-----------------------------------------------------------------------------------------------------------------------

(1)  Ms. Wade serves in a similar capacity for seven other investment  companies advised by ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees  does not  manage  the  funds,  it has hired the  advisor to do so. The trustees,  in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the trustees may adopt Bylaws  providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  Bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate  one or more  committees  consisting  of two or more  trustees who may exercise  the powers and  authority of the board to the extent that the trustees determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  trustees  in  good  faith  shall  be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities).

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the advisor and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant,  and the advisor's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including  the  independent  trustees, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                           Number of
                                                                                           Meetings Held During
 Committee     Members                     Function                                        Last Fiscal Year
 ---------------------------------------------------------------------------------------------------------------
 Audit         Kenneth E. Scott            The Audit Committee approves the                4
               Albert A. Eisenstat         engagement of the funds' independent
               Jeanne D. Wohlers           registered public accounting firm, recommends
                                           approval of such engagement to the independent
                                           trustees, and oversees the activities of the funds'
                                           independent registered public accounting firm.
                                           The Committee receives reports from the
                                           advisor's Internal Audit Department, which is
                                           accountable to the Committee. The
                                           Committee also receives reporting about
                                           compliance matters affecting the funds.
 ---------------------------------------------------------------------------------------------------------------
 Governance    Kenneth E. Scott            The Governance Committee reviews Board          2
               Myron S. Scholes            procedures and committee structures. It may
               Jeanne D. Wohlers           recommend the creation of new committees,
                                           evaluate the membership structure of new and
                                           existing committees, consider the frequency
                                           and duration of Board and committee meetings
                                           and otherwise evaluate the responsibilities,
                                           compensation and resources of the Board.
 ---------------------------------------------------------------------------------------------------------------
 Nominating    Jeanne D. Wohlers           The Nominating Committee primarily              1
               Kenneth E. Scott            considers and recommends individuals
               Ronald J. Gilson            for nomination as trustees. The names of
               Albert Eisenstat            potential trustee candidates are drawn
               Myron S. Scholes            from a number of sources, including
               Kathryn A. Hall             recommendations from members of the
               John B. Shoven              board, management and shareholders.
                                           The Nominating Committee does not
                                           currently have a policy governing the
                                           circumstances under which it will or
                                           will not consider nominees
                                           recommended by shareholders.
 ---------------------------------------------------------------------------------------------------------------
 Portfolio     Myron S. Scholes            The Portfolio Committee reviews quarterly       5
               Kathryn A. Hall             the investment activities and strategies
               William M. Lyons (ad hoc)   used to manage fund assets. The committee
                                           regularly receives reports from portfolio
                                           managers, credit analysts and other
                                           investment personnel concerning the funds'
                                           investments.
 ---------------------------------------------------------------------------------------------------------------
 Quality       Ronald J. Gilson            The Quality of Service Committee reviews        4
 of            John B. Shoven              the level and quality of transfer agent and
 Service       William M. Lyons (ad hoc)   administrative services provided to the funds
                                           and their shareholders. It receives and reviews
                                           reports comparing those services to those of
                                           fund competitors and seeks to improve such
                                           services where feasible and appropriate.
 ---------------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The trustees serve as trustees for eight American Century investment  companies.
Each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all eight  companies  based on a  schedule  that takes  into  account  the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment  companies based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED SEPTEMBER 30, 2004

                     Total Compensation    Total Compensation from the
Name of Trustee      from the Funds(1)     American Century Family of Funds(2)

Albert Eisenstat      $6,872               $86,500

Ronald J. Gilson      $8,567              $126,500

Kathryn A. Hall       $6,815               $85,000

Myron S. Scholes      $6,715               $82,500

Kenneth E. Scott      $7,077               $91,250

John B. Shoven        $6,774               $84,250

Jeanne D. Wohlers     $6,776               $84,250

(1)  Includes  compensation  paid to the  trustees  during the fiscal year ended
     September 30, 2004, and also includes  amounts  deferred at the election of
     the  trustees  under  the  American   Century  Mutual  Funds'   Independent
     Directors' Deferred Compensation Plan.

(2)  Includes  compensation paid by the eight investment  company members of the
     American  Century family of funds served by this board. The total amount of deferred  compensation  included in the preceding table is as follows:  Mr.
     Eisenstat,  $86,500; Mr. Gilson,  $126,500; Ms. Hall, $42,500; Mr. Scholes,
     $78,250; Mr. Scott, $91,250; and Mr. Shoven, $84,250.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts  credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended September 30, 2004.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the funds as of December 31, 2004, as shown in the table below:

                                                                    NAME OF TRUSTEES

                                                     William M.   Albert     Ronald J.   Kathryn A.
                                                     Lyons       Eisenstat    Gilson        Hall
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Target 2005                                         A             A           A            A

   Target 2010                                         A             A           A            A

   Target 2015                                         A             A           A            A

   Target 2020                                         A             A           A            A

   Target 2025                                         A             A           B            A

   Target 2030                                         A             A           A            A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES                         E             E           E            C

                                                                  NAME OF TRUSTEES

                                                    Myron S.      Kenneth E.  Jeanne D.    John B.
                                                    Scholes         Scott      Wohlers     Shoven
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Target 2005                                         A              A           A           A

   Target 2010                                         A              A           A           A

   Target 2015                                         A              A           A           A

   Target 2020                                         A              A           A           A

   Target 2025                                         A              A           A           A

   Target 2030                                         A              A           A           A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES                         E              E           E           D

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o   Election of Directors

o   Ratification of Selection of Auditors

o   Equity-Based Compensation Plans

o   Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o   Shareholder Proposals Involving Social, Moral or Ethical Matters

o   Anti-Greenmail Proposals

o   Changes to Indemnification Provisions

o   Non-Stock Incentive Plans

o   Director Tenure

o   Directors' Stock Options Plans

o   Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

In order to ensure appropriate  access to portfolio  holdings  information about
American  Century funds,  and to ensure that  disclosure of such  information is consistent  with the best  interests  of fund  shareholders,  ACIM has adopted a policy for the  disclosure of fund  portfolio  holdings and  characteristics  to
non-affiliates   including  individual   investors,   institutional   investors,
intermediaries that distribute the Funds' shares, third party service providers, and rating and ranking organizations as follows:

DISTRIBUTION TO THE PUBLIC

Full portfolio  holdings will be made available for  distribution  to the public quarterly with a lag time of 30 days, in addition to the portfolio disclosure in annual and semi-annual reports. Full holdings are posted on  americancentury.com quarterly on the 31st day after the end of the fiscal quarter for each issuer.

Top 10 holdings will be made available for distribution  monthly with a lag time of 30 days. Certain portfolio characteristics (as determined by the advisor from time to time) will be made available for distribution monthly with a lag time of
30 days. These holdings will be posted monthly on americancentury.com.

DISTRIBUTION TO SERVICE PROVIDERS

ACIM  recognizes  that certain  parties  (generally  investment  consultants who provide regular analysis of fund portfolios for their clients, or intermediaries who pass through information to fund shareholders) may have legitimate needs for holdings  information prior to the times prescribed  above.  These needs include preparing  reports for customers who invest in the funds,  creating  analyses of fund  characteristics for intermediary or consultant  clients,  reformatting the information for distribution to the intermediary's  clients,  and reviewing fund
performance  for  ERISA  fiduciary  purposes.   Therefore,   for  these  service
providers,  portfolio holdings and  characteristics may be provided prior to the lapse  of 30 days  as  long as the  service  provider  enters  a  non-disclosure agreement  with ACIM in which it represents  that the  information  will be used only  for  the  services  provided  to its  clients  and  agrees  to  treat  the information confidentially until the general disclosure release date.

Those service  providers who have entered such  non-disclosure  agreements as of
October 18, 2004 are as follows:

Aetna Inc.

American Express Financial Corporation

American Fidelity Assurance Co.

Ameritas Life Insurance Corporation

AUL/American United Life Insurance Company

Bell Globemedia Publishing

Bellwether Consulting, LLC

Bidart & Ross

Business Men's Assurance Co. of America

Callen Associates, Inc.

Commerce Bank, N.A.

Connecticut General Life Insurance Company

Defined Contribution Advisors, Inc.

EquiTrust Life Insurance Company

Farm Bureau Life Insurance Company

First MetLife Investors Insurance Company

Frank Russell Company

Fund Evaluation Group, LLC

Gartmore Mutual Fund Capital Trust (GMFCT)

Hewitt Associates LLC

ICMA Retirement Corporation

ING

ING Life Insurance & Annuity Co.

Investors Securities Services, Inc.

Iron Capital Advisors

J.P. Morgan Retirement Plan Services LLC

Jefferson National Life Insurance Company

Jefferson Pilot Financial

Kansas City Life Insurance Company

Kmotion, Inc

Manulife Financial

Massachusetts Mutual Life Insurance Company

MetLife Investors Insurance Company

MetLife Investors Insurance Company of California

Midland National Life Insurance Company

Minnesota Life Insurance Companay

Morgan Stanley DW, Inc.

Morningstar Associates LLC

Morningstar Investment Services, Inc.

Mutual of America Life Insurance Company

National Life Insurance Company

Nationwide Financial

NYLife Distributors, LLC

Principal Life Insurance Company

Prudential Financial

S&P Financial Communications

SAFECO Life

Scotia McLeod

Scudder Distributors, Inc.

Security Benefit Life Insurance Co.

Skandia

Smith Barney

State Street Global Markets

SunTrust Bank

The Guardian Life Insurance & Annuity Company, Inc.

The Lincoln National Life Insurance Company

The Union Central Life Insurance Company

Trusco Capital Management

Union Bank of California, n.a.

VALIC Financial Advisors

VALIC Retirement Services Company

Wachovia Bank, n.a.

Wells Fargo Bank, n.a.

DISTRIBUTION IN ONE-ON-ONE PRESENTATIONS

ACIM  recognizes  that from time to time it may receive  requests for  proposals
(RFPs) from consultants or potential  clients that request holdings  information as of a certain date and for certain  periods that may be more frequent than the parameters set out above. As long as such requests are on a one-time basis,  and do not result in continued  receipt of data, such information may be provided in the RFP. Such  information  will be provided with a  confidentiality  legend and only in cases where the recipient has indicated  that the data will be used only for legitimate purposes.

Distribution of portfolio holdings  information,  including compliance with this policy  and the  resolution  of any  potential  conflicts  that  may  arise,  is monitored  quarterly.  Any  distribution of holdings  information  other than in compliance  with this policy  would have to be  authorized  by the funds'  chief investment officer and ACIM's Legal Department. The funds' board of trustees has received  and  reviewed a summary of ACIM's  policy and will be  informed of any changes to or material violations of such policy on a quarterly basis.

ACIM does not receive any  compensation  from any party for the  distribution of portfolio holdings information.

ACIM reserves the right to change part or all of this policy at any time.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of January XX, 2005,  the following  companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

                                                     Percentage of   Percentage of
                                                     Outstanding     Outstanding
Fund/                                                Shares Owned    Shares Owned
Class                Shareholder                     Of Record       Beneficially (1)

Target 2005

   Investor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Financial Services Corp.         x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ

   Advisor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Financial Services LLC           x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ

Target 2010

   Investor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Financial Services Corp.         x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ

   Advisor Class

               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Financial Services LLC           x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ

Target 2015

   Investor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Financial Services Corp.         x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ
   Advisor Class

               National Financial Services LLC           x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ

               A G Edwards & Sons Inc.                   x%              x%
               St. Louis, MO
-----------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary for the benefit of a named individual,  we report those shares as being beneficially owned. Otherwise, American Century has no information concerning beneficial ownership of fund shares.

                                                     Percentage of    Percentage of
                                                     Outstanding      Outstanding
Fund/                                                Shares Owned     Shares Owned
Class    Shareholder                                 Of Record        Beneficially (1)

Target 2020

   Investor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Financial Services Corp.         x%              x%
               New York, NY

   Advisor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Financial Services LLC           x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ

               Mitra & Co.                               x%              x%
               Milwaukee, WI

               Ameritrade Inc                            x%              x%
               Omaha, NE

Target 2025

   Investor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Investment Services Corp.        x%              x%
               New York, NY

               Trust Co of America FBOTCA                x%              x%
               Englewood, CO

               National Financial Services Corp.         x%              x%
               New York, NY

   Advisor Class
               Suntrust Bank TR                          x%              x%
               Hopping Green Sams & Smith
               PA 401K PSP Trust
               Englewood, CO

               Charles Schwab & Co.                      x%              x%
               San Francisco CA

               Raymond James & Assoc., Inc.              x%              x%
               FBO Brown L-IRA
               St. Petersburg, FL

               Raymond James & Assoc., Inc.              x%              x%
               FBO Brown P-IRA
               St. Petersburg, FL
------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary for the benefit of a named individual,  we report those shares as being beneficially owned. Otherwise, American Century has no information concerning beneficial ownership of fund shares.

                                                     Percentage of    Percentage of
                                                     Outstanding      Outstanding
Fund/                                                Shares Owned     Shares Owned
Class    Shareholder                                 Of Record        Beneficially (1)

Target 2030

   Investor Class
               Charles Schwab & Co.                      x%              x%
               San Francisco, CA

               National Investment Services Corp.        x%              x%
               New York, NY

               Pershing LLC                              x%              x%
               Jersey City, NJ

               National Financial Services Corp.         x%              x%
               New York, NY
   C Class
               National Financial Services Corp.         x%              x%

                  FBO Walter Schmitt                     x%              x%
                  Racine, WI

                  FBO Barbara R. Tonkyn                  x%              x%
                  Lake Geneva, WI

                  FBO Mark T. Legue                      x%              x%
                  Racine, WI
------------------------------------------------------------------------------------

(1)  If  shares  are  registered  in an  individual's  name or in the name of an intermediary for the benefit of a named individual,  we report those shares as being beneficially owned. Otherwise, American Century has no information concerning beneficial ownership of fund shares.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American Century Target Maturities Trust. As of
January X, 2005 the officers and trustees of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the
Trust has hired a number of  service  providers.  Each  service  provider  has a specific function to fill on behalf of the Trust that is described below.

ACIM,  ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr.,  Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its common stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in the Prospectuses under the heading, Management.

For the services  provided to the funds,  the advisor receives a daily fee based on a percentage  of the net assets of a fund.  The annual rate at which this fee is assessed is  determined  daily in a multi-step  process.  First,  each of the trust's  funds is  categorized  according  to the broad  asset class in which it invests  (e.g.,  money market,  bond or equity),  and the assets of the funds in each  category are totaled  ("Fund  Category  Assets").  Second,  the assets are totaled for  certain  other  accounts  managed by the  advisor  ("Other  Account
Category Assets"). To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of  trustees  as the trust.  Together,  the Fund  Category  Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment  Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT  CATEGORY FEE SCHEDULE  FOR
TARGET  2005,  TARGET 2010,  TARGET 2015, TARGET 2020, TARGET 2025 AND TARGET 2030

Category Assets                                      Fee Rate

First $1 billion                                     0.3600%

Next $1 billion                                      0.3080%

Next $3 billion                                      0.2780%

Next $5 billion                                      0.2580%

Next $15 billion                                     0.2450%

Next $25 billion                                     0.2430%

Thereafter                                           0.2425%

The Complex Fee is determined according to the schedule below.

Complex Fee Schedule
                         Fee Rate           Fee Rate
Complex Assets           Investor Class,    Advisor Class
                         C Class

First $2.5 billion       0.3100%            0.0600%

Next $7.5 billion        0.3000%            0.0500%

Next $15 billion         0.2985%            0.0485%

Next $25 billion         0.2970%            0.0470%

Next $25 billion         0.2870%            0.0370%

Next $25 billion         0.2800%            0.0300%

Next $25 billion         0.2700%            0.0200%

Next $25 billion         0.2650%            0.0150%

Next $25 billion         0.2600%            0.0100%

Next $25 billion         0.2550%            0.0050%

Thereafter               0.2500%            0.0000%

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution or until the first meeting of  shareholders  following  such execution and for as long thereafter as its continuance is specifically  approved at least annually by

o    the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

o    the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  provides that the advisor shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties. The management  agreement also provides that the advisor and its officers,  trustees and  employees  may engage in other  business,  devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the  aggregation of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended September 30, 2004, 2003, and 2002, are indicated in the following table.

UNIFIED MANAGEMENT FEES

Fund                         2004                2003             2002
--------------------------------------------------------------------------------
TARGET 2005
   Investor               $1,955,758         $2,419,530        $2,093,128

   Advisor                   $44,839            $24,960           $16,795

--------------------------------------------------------------------------------
TARGET 2010
   Investor               $1,311,488         $1,699,266        $1,527,995

   Advisor                   $14,173             $8,804            $5,930

--------------------------------------------------------------------------------
TARGET 2015
   Investor                 $829,143           $963,544          $780,910

   Advisor                    $1,999             $1,277              $138

--------------------------------------------------------------------------------
TARGET 2020
   Investor                 $934,315         $1,142,808        $1,128,370

   Advisor                   $14,017             $9,077            $4,163

--------------------------------------------------------------------------------
TARGET 2025
   Investor                 $682,805         $1,022,941        $1,351,864

   Advisor                    $2,020             $1,516            $2,226

--------------------------------------------------------------------------------
TARGET 2030
   Investor                  $65,691            $87,986           $59,265

   C                          $7,973            $10,958         $2,919(1)

(1)  October 8, 2001(inception) through September 30, 2002.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC's  costs for serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
Investment Advisor.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payments,  see the above  discussion  under the caption  Investment
Advisor. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan  Chase  Bank,  4 Metro Tech  Center,  Brooklyn,  New York,  11245,  and
Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  each serves as custodian of the funds' assets.  The custodians  take no part in determining the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodians  and may  purchase  or sell  certain  securities  from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers   LLP  serves  as  the  independent   registered   public
accounting firm of the funds. The address of PricewaterhouseCoopers  LLP is 1055
Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public  accounting  firm  of  the  funds,  PricewaterhouseCoopers  LLP  provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
September  30,  2004,  2003  and  2002,  the  funds  did not  pay any  brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of the most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies.

Fund     Broker, Dealer or Parent      Value of Securities Owned as of September 30, 2004
-----------------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional  information is a series of shares issued by the
Trust,  and shares of each fund have equal  voting  rights.  In  addition,  each series  (or fund) may be divided  into  separate  classes.  See  Multiple  Class
Structure,  which follows.  Additional  funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's  (all  funds')  outstanding  shares  may be  able to  elect  a Board  of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received from all the Trust's  shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds of the shares of each fund entitled to vote or (2) by the trustees by written notice to  shareholders  of each fund. Any fund may be terminated by (1)
approval  of at  least  two-thirds  of the  shares  of  that  fund or (2) by the trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example, fidelity,  bonding, and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance  exists  and the Trust is unable to meet its  obligations.  The assets belonging to each series are held  separately by the custodian and the shares of each series  represent a  beneficial  interest in the  principal,  earnings  and profit (or losses) of  investments  and other assets held for each series.  Your rights  as a  shareholder  are the  same for all  series  of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

FUND LIQUIDATIONS

Near the end of each fund's target maturity year, its  investments  will be sold or allowed to mature;  its liabilities will be discharged or a provision will be made for their  discharge;  and its accounts will be closed.  A shareholder  may choose  to  redeem  his or her  shares  in one  of the  following  ways:  (1) by receiving  redemption proceeds or (2) by exchanging shares for shares of another
American  Century fund. The estimated  expenses of terminating and liquidating a fund's  portfolio  securities  will be accrued  ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and,  therefore,  should have little or no effect on the maturity  value of that fund.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant to Rule 18f-3 adopted by the SEC.  Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, an Advisor Class and a C
Class. Not all funds offer all three classes.

The Investor Class is made available to investors  directly  without any load or commission,  for a single  unified  management  fee.  The Advisor  Class is made available through financial intermediaries that do not require the same level of shareholder  and  administrative  services  from the advisor as  Investor  Class shareholders.  As a result,  the  advisor  is able to charge  this class a lower total  management fee. In addition to the management fee,  however,  the Advisor
Class shares are subject to a Master Distribution and Shareholder  Services Plan
(the Advisor Class  Plan)(described  below).  The C Class also is made available through  financial  intermediaries,  for purchase by individual  investors using
"wrap account" style advisory and personal services from the  intermediary.  The unified  management fee for the C Class is the same as for Investor  Class,  but the  C  Class  shares  are  subject  to a  Master  Distribution  and  Individual
Shareholder  Services Plan (the C Class Plan and  collectively  with the Advisor
Class Plan, the Plans)  described  below. The Advisor Class Plan and the C Class
Plan have been adopted by the funds'  Board of Trustees and initial  shareholder in accordance  with Rule 12b-1 adopted by the SEC under the  Investment  Company
Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees  and  initial  shareholder  of the funds'  Advisor  and C Classes  have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans,  the Board of Trustees  (including a majority of trustees who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved  name  recognition  for the  funds  generally;  and  growing  assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the Plans is presented to the Board of Trustees quarterly for its consideration in connection with its  deliberations  as to the continuance of the Plans.  Continuance of the
Plans must be  approved by the Board of  Trustees  (including  a majority of the independent trustees) annually.  The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees),  except that the
Plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The Plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ADVISOR CLASS PLAN)

As  described  in the  prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class investors.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor Class  shares,  and the funds' Board of Trustees has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the funds'  distributor  0.50% annually of the aggregate average daily net assets of the funds'  Advisor  Class  shares,  0.25% of which is paid for certain  ongoing shareholder and administrative  services (as described below) and 0.25% of which is paid for  distribution  services  including  past  distribution  services (as described  below).  This payment is fixed at 0.50%, and is not based on expenses incurred by the  distributor.  During the fiscal year ended  September 30, 2004, the aggregate  amount of fees paid under the Advisor Class Plan were as follows.
Target  2030  Advisor  Class was not in  operation  during the fiscal year ended
September 30, 2004.

     Target 2005                  $68,144
     Target 2010                  $21,530
     Target 2015                   $3,038
     Target 2020                  $21,266
     Target 2025                   $3,068
     Target 2030                      N/A

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for the services  described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal  year ended  September  30, 2003 the amount of fees paid under the Advisor Class Plan for  shareholder  services  were as follows.  Target 2030
Advisor  Class was not in operation  during the fiscal year ended  September 30,
2004.

     Target 2005                  $34,072

     Target 2010                  $10,765

     Target 2015                   $1,519

     Target 2020                  $10,633

     Target 2025                   $1,534

     Target 2030                      N/A

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving     and     answering     correspondence     from     prospective
     shareholders,including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  September 30, 2004,  the amount of fees paid under the Advisor Class Plan for  distribution  services were as follows.  Target 2030
Advisor  Class was not in operation  during the fiscal year ended  September 30,
2004.

     Target 2005             $34,072
     Target 2010             $10,765
     Target 2015              $1,519
     Target 2020             $10,633
     Target 2025              $1,534
     Target 2030                 N/A

MASTER DISTRIBUTION AND INDIVIDUAL SHAREHOLDER SERVICES PLAN (C CLASS PLAN)

As  described  in the  Prospectus,  the C Class  shares of Target  2030 are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The fund's  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the fund's shares and/or the use of the fund's shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the fund's C Class  shares,  0.25% of which is paid for  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described  below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.  During the fiscal year ended September
30,  2004,  the  aggregate  amount of fees paid under the C Class Plan by Target
2030  Fund was  $12,562.  The  distributor  then  makes  these  payments  to the financial intermediaries who offer the C Class shares for the services described below.  No  portion  of these  payments  is used by the  distributor  to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the fund's C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving     and     answering     correspondence     from     prospective
     shareholders,including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

Shares of the C Class are subject to a  contingent  deferred  sales  charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the prospectus. The contingent deferred sales charge may be waived for certain redemptions by some shareholders,  as described in the prospectus.

The aggregate  contingent deferred sales charges paid to the distributor for the
C Class shares in the fiscal year ended September 30, 2004, were:

     Target 2030                     $432

DEALER CONCESSIONS

The fund's  distributor  expects to pay sales  commissions to certain  financial intermediaries  who sell C Class  shares of the fund at the time of such  sales.
Payments  will equal 1.00% of the  purchase  price of the C Class shares sold by the  intermediary.  The distributor will retain the distribution fee paid by the fund for the first 12 months  after the shares are  purchased  by any  financial intermediary  that  received  the  concession.  This fee is  intended in part to permit the  distributor  to recoup a portion of on-going  sales  commissions  to dealers plus financing  costs, if any.  Beginning with the first day of the 13th month,  the  distributor  will  make  the C Class  distribution  and  individual
shareholder   services   fee   payments   described   above  to  the   financial
intermediaries involved on a quarterly basis. In addition, C Class purchases are subject to a contingent deferred sales charge as described in the prospectus.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds are offered at their net asset value (NAV). Each fund's
NAV is calculated as of one hour before the close of regular  trading on the New
York Stock Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays:  New
Year's Day, Martin Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial
Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas Day. Although
the funds  expect the same  holidays to be observed in the future,  the NYSE may modify its holiday schedule at any time.

A fund's NAV is the current  value of a fund's  assets,  minus any  liabilities, divided by the number of shares  outstanding.  Expenses and  interest  earned on portfolio securities are accrued daily.

Securities  held by the funds  normally  are priced  using data  supplied  by an independent  pricing  service,  provided  that such  prices are  believed by the advisor to reflect the fair market value of portfolio securities.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the trustees determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions  received from the funds in the same manner in which they were realized by the funds.

Certain  bonds  purchased  by the  funds  may be  treated  as  bonds  that  were originally issued at a discount. Original issue discount represents interest for federal  income tax  purposes  and can  generally  be defined as the  difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash is actually received by a fund until the maturity of the bond,  original issue discount is treated for federal income tax purposes as income  earned by a fund over the term of the bond,  and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund  generally  is  determined  on the basis of a  constant yield to maturity that takes into account the semiannual  compounding of accrued interest.  Original  issue discount on an obligation  with interest  exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition,  some of the bonds may be  purchased  by a fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is  attributable  or if the amount is considered de  minimis).  Generally,  if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed  maturity  date of not more than one year  from  date of  issue,  the gain realized on disposition generally will be treated as a short-term capital gain.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum  required holding period with respect to your shares of the fund, in which case they are taxed as  long-term  capital  gains.  Qualified  dividend income  is a  dividend  received  by the fund from the  stock of a  domestic  or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  Distributions  from  gains on assets  held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss  within six  months,  your loss on the sale of those  shares will be  treated as a  long-term  capital  loss to the  extent of any  long-term capital gains dividend you received on those shares.

Under the Code,  any  distribution  of a fund's net realized  long-term  capital gains that is designated  by the fund as a capital gains  dividend is taxable to you as long-term  capital gains,  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term  capital loss to the extent of any long-term  capital gains dividend you received on those shares.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding  rate on reportable  payments (which may include taxable  dividends, capital gains distributions and redemption proceeds).  Those regulations require you to certify that the Social Security number or tax identification  number you provide is correct  and that you are not  subject to  withholding  for  previous under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements for the fiscal year ended September 30, 2004 have been audited by PricewaterhouseCoopers  LLP, independent registered public accounting firm.  Their Report of Independent  Registered  Public  Accounting  Firm and the
financial  statements  included in the funds'  Annual Report for the fiscal year ended September 30, 2004 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME

SECURITIES RATINGS

As  described  in  the  prospectuses,  the  funds  may  invest  in  fixed-income securities.  Those investments,  however,  are subject to certain credit quality restrictions,  as noted in the  prospectuses.  The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA            This  is  the  highest  rating  assigned  by  S&P  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated 'BB',  but  currently  has the capacity to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless  S&P  believes  that such payments will be made during such  grace  period.  It also will be used  upon the  filing of a bankruptcy  petition  for the taking of a similar  action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implies B or B3 rating.

Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

FITCH, INC.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D     The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               'DDD' obligations have the highest potential for recovery, around
               90%- 100% of  outstanding  amounts  and  accrued  interest.  'DD'
               indicates  potential  recoveries  in the range of 50%-90% and 'D'
               the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated 'DD' and
               'D'  are  generally   undergoing  a  formal   reorganization   or
               liquidation  process;  those  rated  'DD' are likely to satisfy a higher portion of their outstanding  obligations,  while entities rated 'D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Commercial Paper Ratings

S&P           Moody's                           Description

A-1      Prime-1      This indicates that the degree of safety regarding timely
         (P-1)        payment is strong.  Standard & Poor's rates those issues
                      determined to possess extremely strong safety characteristics as A-1+.

A-2      Prime-2      Capacity for timely payment on commercial paper is
         (P-2)        satisfactory, but the relative degree of safety is not as
                      high as for issues designated A-1.  Earnings trends and
                      coverage ratios, while sound, will be more subject
                      to variation. Capitalization characteristics, while still
                      appropriated, may be more affected by external conditions.
                      Ample alternate liquidity is maintained.

A-3      Prime-3      Satisfactory capacity for timely repayment. Issues that
         (P-3)        carry this rating are somewhat more vulnerable to the
                      adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings

S&P    Moody's          Description

SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong  protection from established  cash  flows of funds  for  their  servicing  or from established and broad-based access to the market for refinancing, or both.

SP-2   MIG-2; VMIG-2   Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3   MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                       accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                       having protection and not distinctly or predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  Semiannual  Reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

In person            SEC Public Reference Room
                     Washington, D.C.
                     Call 1-202-942-8090 for location and hours.

On the Internet      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

By Mail              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                               Investor Relations
                         1-800-345-2021 or 816-531-5575

                           Automated Information Line
                                 1-800-345-8765

                               americancentury.com

                                      FAX
                                  816-340-7962

                     Telecommunications Device for the Deaf
                         1-800-634-4113 or 816-444-3485

                          Business; Not-For-Profit and
                       Employer-Sponsored Retirement Plans
                                 1-800-345-3533

SH-SAI-xxxxx   0502

AMERICAN CENTURY TARGET MATURITIES TRUST

PART C    OTHER INFORMATION

ITEM 22.   Exhibits

     (a) Amended and Restated  Agreement and  Declaration of Trust,  dated March
26, 2004, is included herein.

     (b) Amended and Restated Bylaws, dated August 26, 2004, is included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit a herein, and Article II, Article VII, Article VIII and Article IX of
Registrant's Amended and Restated Bylaws, incorporated by reference as Exhibit b herein.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment Management, Inc., dated August 1, 2004, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment  Services,  Inc.,  dated November 17, 2004 (filed  electronically  as
Exhibit e to Post-Effective  Amendment No. 106 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213,  and
incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank,  N.A. dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American Century Mutual Funds,  Inc., on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the  Registration  Statement  of American  Century  Government  Income
Trust,  on  February  7, 1997,  File No.  2-99222,  and  incorporated  herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.,  on January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust,  on July 31,  1997,  File No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment No. 1 to Transfer Agency Agreement with American Century
Services Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to
Post-Effective  Amendment  No.  23 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds on June 29,  1998,  File No.  33-19589,  and
incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Municipal Trust on September 30, 2002, File No. 2-91229,  and
incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc. on December 23, 2002,  File No.
333-46922, and incorporated herein by reference).

          (9) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment No. 39 to the Registration Statement of the Registrant
on January 30, 2004, File No. 2-94608, and incorporated herein by reference).

          (10) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed electronically as Exhibit h2 to Pre-Effective Amendment No. 1 to
the  Registration  Statement of American  Century Asset  Allocation  Portfolios,
Inc., on September 1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i) Opinion and Consent of Counsel to be filed by amendment.

     (j)  (1) Consent of  PricewaterhouseCoopers,  LLP,  independent  registered public accounting firm, to be filed by amendment.

          (2) Power of Attorney,  dated March 1, 2004 (filed  electronically  as
Exhibit j2 to Post-Effective  Amendment No. 34 to the Registration  Statement of
American  Century  Quantitative  Equity Funds,  Inc., on March 1, 2004, File No.
33-19589, and incorporated herein by reference).

          (3) Secretary's Certificate, dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective  Amendment No. 34 to the Registration  Statement
of American Century  Quantitative Equity Funds, Inc., on March 1, 2004, File No.
33-19589, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated  August 1, 1997  (filed  electronically  as Exhibit  m1 to  Post-Effective
Amendment No. 32 to the Registration  Statement of the Registrant on January 31,
2000, File No. 2-94608, and incorporated herein by reference).

          (2) Amendment to Master  Distribution  and  Shareholder  Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m1 to
Post-Effective  Amendment No. 32 to the Registration Statement of the Registrant
on January 31, 2000, File No. 2-94608, and incorporated herein by reference).

          (3) Amendment No. 1 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class),  dated August 1, 2001 (filed  electronically as Exhibit m3 to  Post-Effective  Amendment  No.  44 to  the  Registration  Statement  of  the
Registrant, filed on July 31, 2001, File No. 2-99222, and incorporated herein by reference).

          (4) Amendment No. 2 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to  Post-Effective  Amendment No. 16 to the  Registration  Statement of American
Century  Investment  Trust  on  November  30,  2001,  File  No.  33-65170,   and
incorporated herein by reference).

          (5) Amendment No. 3 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class), dated July 1, 2002, (filed electronically as Exhibit m5 to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on January 31, 2003, File No. 2-94608, and incorporated herein by reference).

          (6) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 17, 2001, File No. 2-94608, and incorporated herein by reference).

          (7)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (8)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (9)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (10)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229, and incorporated herein by reference).

          (11)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 42 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on February 26,
2004, File No. 2-82734, and incorporated herein by reference).

          (12)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

      (o)  Reserved.

      (p) (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Pre-Effective  Amendment No. 1 to the Registration  Statement of
American Century Asset Allocation Portfolios, Inc., on August 30, 2004, File No.
333-116351, and incorporated herein by reference).

          (2) Independent  Directors' Code of Ethics amended  February 28, 2000, is included herein.

Item 23. Persons Controlled by or Under Common Control with Fund

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 24. Indemnification.

     As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust,  incorporated  herein by reference  to Exhibit 1a to the  Registration
Statement,  "The Trustees  shall be entitled and empowered to the fullest extent permitted by law to purchase  insurance  for and to provide by  resolution or in the Bylaws for  indemnification  out of Trust assets for  liability  and for all expenses  reasonably  incurred  or paid or  expected  to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the Trust. The provisions,  including any exceptions and limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein,  Article VI of the Registrant's Amended and Restated Bylaws,  amended on
August 26, 2004, incorporated herein by reference as Exhibit b hereto.

     The Registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 25. Business and Other Connections of the Investment Advisor

         None.

Item 26. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal       Positions and Offices         Positions and Offices
Business Address*         with Underwriter                with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Chairman and Director            none

James E. Stowers III     Co-Chairman and Director         none

William M. Lyons         President, Chief Executive       President, Chairman
                         Officer and Director             and Trustee

Robert T. Jackson        Executive Vice President,        Executive Vice
                         Chief Financial Officer          President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President            none

Brian Jeter              Senior Vice President            none

Mark Killen              Senior Vice President            none

Dave Larrabee            Senior Vice President            none

Barry Mayhew             Senior Vice President            none

David C. Tucker          Senior Vice President            Senior Vice President
                         and General Counsel              and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 27. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned,  duly authorized, in the City of Kansas City, and
State of Missouri, on the 30th day of November, 2004.

                            AMERICAN CENTURY TARGET MATURITIES TRUST
                             (Registrant)

                            By:  /*/ William M. Lyons
                                 ---------------------------------
                                 William M. Lyons
                                 President and Principal Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  amendment  has been  signed  below by the  following  persons  in the capacities and on the dates indicated.

Signature                     Title                        Date

                             President, Chairman of
*William M. Lyons            the Board, Trustee and    November 30, 2004
-------------------------    Principal Executive
William M. Lyons             Officer

*Maryanne Roepke             Senior Vice President,    November 30, 2004
-------------------------    Treasurer and Chief
Maryanne Roepke              Accounting Officer

*Albert A. Eisenstat         Trustee                   November 30, 2004
-------------------------
Albert A. Eisenstat

*Ronald J. Gilson            Trustee                   November 30, 2004
-------------------------
Ronald J. Gilson

*Kathryn A. Hall             Trustee                   November 30, 2004
-------------------------
Kathryn A. Hall

*Myron S. Scholes            Trustee                   November 30, 2004
-------------------------
Myron S. Scholes

*Kenneth E. Scott            Trustee                   November 30, 2004
-------------------------
Kenneth E. Scott

*John B. Shoven              Trustee                   November 30, 2004
-------------------------
John B. Shoven

*Jeanne D. Wohlers           Trustee                   November 30, 2004
-------------------------
Jeanne D. Wohlers

/s/ Brian L. Brogan
---------------------------------------
*by Brian L. Brogan, Attorney in Fact
 (pursuant to a Power of Attorney
 dated March 1, 2004).